================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-2668

                        Oppenheimer AMT-Free Municipals
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENT

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

   PRINCIPAL
     AMOUNT                                                   COUPON      MATURITY        VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES-116.5%
ALABAMA-0.9%

$    30,000                AL 21st Century Authority
                           Tobacco Settlement(1)               5.500%    12/01/2021    $    30,168
     15,000                AL HFA (Pelican)(1)                 6.550     03/20/2030         15,046
  1,170,000                AL Space Science Exhibit
                           Finance Authority(1)                6.000     10/01/2025        978,857
     35,000                Birmingham, AL Baptist Medical
                           Centers (Baptist Health System)(1)  5.625     11/15/2015         35,399
     15,000                Birmingham, AL Baptist Medical
                           Centers (Baptist Health System)(1)  5.875     11/15/2024         14,993
    410,000                Birmingham, AL Private
                           Educational Building Authority
                           (Birmingham-Southern College)       6.125     12/01/2025        267,156
     90,000                Birmingham, AL Special Care
                           Facilities Financing Authority
                           (Daughters of Charity)(1)           5.000     11/01/2025         90,312
    230,000                Cooperative District, AL Fort
                           Deposit(1)                          6.000     02/01/2036        169,913
  3,500,000                Cullman County, AL
                           Health Care
                           Authority (Cullman
                           Regional Medical Center)(1)         6.750     02/01/2029      3,460,905
  6,250,000                Cullman County, AL
                           Health Care
                           Authority (Cullman
                           Regional Medical Center)(1)         7.000     02/01/2036      6,252,563
    265,000                Greater Montgomery, AL
                           Educational Building Authority
                           (Huntingdon College)(1)             5.100     05/01/2016        270,483
     10,000                Jefferson County, AL Sewer          4.500     02/01/2012          8,174
    100,000                Jefferson County, AL Sewer          5.000     02/01/2018         74,202
    150,000                Jefferson County, AL Sewer          5.000     02/01/2020        108,305
  4,060,000                Jefferson County, AL Sewer          5.375     02/01/2027      2,932,538
     35,000                Jefferson County, AL Sewer          5.625     02/01/2018         25,969
    280,000                Jefferson County, AL Sewer          5.625     02/01/2022        202,163
  1,950,000                Tuscaloosa, AL Educational
                           Building Authority (Stillman
                           College)(1)                         5.000     06/01/2026      1,535,157
  5,000,000                Tuscaloosa, AL Educational
                           Building Authority (Stillman
                           College)(1)                         5.250     06/01/2037      3,647,700
                                                                                       -----------
                                                                                       20,120,003

ALASKA-1.5%
  8,000,000                AK HFC, Series A(2)                 5.000     12/01/2033      8,003,200
    750,000                AK Industrial Devel. & Export
                           Authority (Anchorage
                           Sportsplex/Grace Community
                           Church Obligated Group)(3)          6.150     08/01/2031        210,015
    600,000                AK Industrial Devel. & Export
                           Authority Community Provider
                           (Boys & Girls Home)                 5.875     12/01/2027        389,148
 29,090,000                AK Northern Tobacco
                           Securitization Corp.
                           (TASC)(1)                           5.000     06/01/2032     20,807,204
  3,005,000                AK Northern Tobacco
                           Securitization Corp. (TASC)(1)      5.000     06/01/2046      1,904,900
                                                                                       -----------
                                                                                       31,314,467

ARIZONA-3.6%
    899,000                Buckeye, AZ Watson Road
                           Community Facilities
                           District(1)                         5.750     07/01/2022        812,921
    200,000                Centerra, AZ Community
                           Facilities District(1)              5.150     07/15/2031        155,692
    250,950                Central AZ Irrigation &
                           Drain District, Series A(1)         6.000     06/01/2013        251,485
    305,000                Estrella Mountain Ranch, AZ
                           Community Facilities District(1)    5.450     07/15/2021        293,197

                      1 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
     AMOUNT                                                   COUPON     MATURITY        VALUE
-------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
$   200,000          Estrella Mountain Ranch, AZ
                     Community Facilities District(1)         5.625%    07/15/2025    $   186,838
    450,000          Estrella Mountain Ranch, AZ
                     Community Facilities District(1)         5.800     07/15/2030        409,797
  1,015,000          Estrella Mountain Ranch, AZ
                     Community Facilities District(1)         5.900     07/15/2022        999,887
    330,000          Estrella Mountain Ranch, AZ
                     Community Facilities District(1)         6.125     07/15/2027        317,892
    500,000          Estrella Mountain Ranch, AZ
                     Community Facilities District(1)         6.200     07/15/2032        470,030
    479,000          Festival Ranch, AZ Community
                     Facilities District(1)                   5.750     07/01/2032        396,368
    595,000          Festival Ranch, AZ Community
                     Facilities District(1)                   5.800     07/15/2032        585,438
    250,000          Gladden Farms, AZ Community
                     Facilities District(1)                   5.500     07/15/2031        241,095
    800,000          Litchfield Park, AZ Community
                     Facility District(1)                     6.375     07/15/2026        759,352
    880,000          Maricopa County, AZ IDA
                     (Christian Care Apartments)(1)           6.500     01/01/2036        881,954
  2,000,000          Maricopa County, AZ IDA
                     (Christian Care Mesa II)                 6.625     01/01/2034      1,498,120
    500,000          Maricopa County, AZ IDA
                     (Immanuel Campus Care)(1)                8.500     04/20/2041        429,115
  1,355,000          Maricopa County, AZ IDA
                     (Sun King Apartments)(1)                 6.750     11/01/2018      1,180,720
    785,000          Maricopa County, AZ IDA
                     (Sun King Apartments)(1)                 6.750     05/01/2031        559,674
    640,000          Maricopa County, AZ School
                     District No. 24 (Gila Bend)(1)           5.500     07/01/2022        637,907
    200,000          Marley Park, AZ Community
                     Facilities District(1)                   5.300     07/15/2031        160,652
    439,000          Merrill Ranch, AZ Community
                     Facilities District                      5.300     07/01/2030        344,975
                     No. 1 Special Assessment Lien(1)
    375,000          Palm Valley, AZ Community
                     Facility District No. 3(1)               5.300     07/15/2031        301,223
    980,000          Palm Valley, AZ Community
                     Facility District No. 3(1)               5.800     07/15/2032        829,658
    750,000          Phoenix, AZ IDA (Career
                     Success Schools)(1)                      7.000     01/01/2029        723,818
    500,000          Phoenix, AZ IDA (Espiritu
                     Community Devel. Corp.)(1)               6.250     07/01/2036        400,950
  1,335,000          Pima County, AZ IDA
                     (Arizona Charter School)(1)              6.500     07/01/2023      1,320,902
  1,280,000          Pima County, AZ IDA
                     (Arizona Charter School)(1)              6.750     07/01/2031      1,217,805
    115,000          Pima County, AZ IDA (CECS/TAT/EICS
                     Obligated Group)(1)                      6.300     07/01/2031        125,459
    365,000          Pima County, AZ IDA
                     (CECS/TAT/EICS Obligated Group)(1)       6.300     07/01/2031        332,676
  1,500,000          Pima County, AZ IDA
                     (Center for Academic Success)(1)         5.500     07/01/2037      1,228,800
  1,715,000          Pima County, AZ IDA
                     (Christian Senior Living)(1)             5.050     01/01/2037      1,559,381
    500,000          Pima County, AZ IDA
                     (Facility Choice
                     Education & Devel. Corp.)(1)             6.250     06/01/2026        441,070
  1,200,000          Pima County, AZ IDA
                     (Facility Choice
                     Education & Devel. Corp.)(1)             6.375     06/01/2036      1,002,168
 12,400,000          Pima County, AZ IDA
                     (Metro Police Facility)(2)               5.375     07/01/2039     12,735,916
    500,000          Pima County, AZ IDA
                     (P.L.C. Charter Schools)                 6.750     04/01/2036        438,875
    170,000          Pima County, AZ IDA
                     (Paradise Education Center)(1)           5.875     06/01/2033        147,667

                      2 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
     AMOUNT                                              COUPON          MATURITY        VALUE
-------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
$    250,000        Pima County, AZ IDA
                    (Paradise Education Center)(1)       6.000%         06/01/2036    $   217,698
   2,845,000        Pima County, AZ IDA
                    (Phoenix Advantage Charter
                    School)                              5.600          07/01/2023      1,884,727
     500,000        Pima County, AZ IDA
                    (Sonoran Science Academy)(1)         5.670          12/01/2027        418,575
     650,000        Pima County, AZ IDA
                    (Sonoran Science Academy)(1)         5.750          12/01/2037        506,487
     500,000        Quail Creek, AZ Community
                    Facilities District(1)               5.550          07/15/2030        414,085
   1,000,000        Rio Rico, AZ Fire District(1)        7.000          07/01/2030      1,066,770
     460,000        Salt Verde, AZ
                    Financial Corp.(1)                   5.250          12/01/2028        445,551
     100,000        Salt Verde, AZ
                    Financial Corp.(1)                   5.500          12/01/2029         99,578
  29,030,000        Salt Verde, AZ
                    Financial Corp.(1)                   5.500          12/01/2037     25,404,153
      55,000        Show Low Bluff, AZ
                    Community Facilities
                    District Special Assessment(1)       5.200          07/01/2017         52,623
   1,655,000        Tartesso West, AZ
                    Community Facilities District(1)     5.900          07/15/2032      1,418,732
   3,000,000        Verrado, AZ Community
                    Facilities District No. 1(1)         5.350          07/15/2031      2,425,470
   4,775,000        Verrado, AZ Community
                    Facilities District No. 1(1)         6.500          07/15/2027      4,549,047
   1,775,000        Vistancia, AZ Community
                    Facilities District(1)               6.750          07/15/2022      1,808,601
     500,000        Westpark, AZ Community
                    Facilities District(1)               5.250          07/15/2031        399,015
                                                                                       -----------
                                                                                       75,490,589

ARKANSAS-0.1%
     300,000        Arkadelphia, AR Public
                    Education Facilities Board
                    (Ouachita Baptist
                    University)(1)                       5.375          03/01/2038        310,134
   2,480,000        Cave Springs, AR Municipal
                    Property (Creeks
                    Special Sewer District)              6.250          02/01/2038      1,868,060
                                                                                       -----------
                                                                                        2,178,194

CALIFORNIA-20.1%
     675,000        Adelanto, CA Public
                    Utility Authority(1)                 6.750          07/01/2039        701,055
  10,095,000        Alum Rock Union, CA
                    Elementary School District(1)        5.000          08/01/2033     10,465,587
     830,000        Anaheim, CA Community
                    Facilities District Special
                    Tax (Platinum Triangle)(1)           6.000          09/01/2029        831,046
   1,615,000        Anaheim, CA Community
                    Facilities District Special
                    Tax (Platinum Triangle)(1)           6.250          09/01/2040      1,624,625
   1,400,000        Antelope Valley, CA
                    Healthcare District(1)               5.250          09/01/2017      1,375,794
      20,000        Beaumont, CA Financing
                    Authority, Series B(1)               5.875          09/01/2023         20,303
   7,000,000        CA County Tobacco
                    Securitization Agency                6.500(4)       06/01/2046        217,770
   6,000,000        CA County Tobacco
                    Securitization Agency                6.650(4)       06/01/2046        161,580
 129,820,000        CA County Tobacco
                    Securitization Agency                6.700(4)       06/01/2050      2,301,709
   7,580,000        CA County Tobacco
                    Securitization Agency                7.234(4)       06/01/2033        693,949
  38,650,000        CA County Tobacco
                    Securitization Agency                7.550(4)       06/01/2055        227,262
   8,000,000        CA County Tobacco
                    Securitization Agency                7.750(4)       06/01/2046        211,200
   2,715,000        CA County Tobacco
                    Securitization Agency
                    (TASC)(1)                            5.125          06/01/2038      1,806,290
   9,060,000        CA County Tobacco
                    Securitization Agency
                    (TASC)(1)                            5.125          06/01/2038      6,027,618
     100,000        CA County Tobacco
                    Securitization Agency
                    (TASC)(1)                            5.450          06/01/2028         83,548
  10,200,000        CA County Tobacco
                    Securitization Agency
                    (TASC)(1)                            5.600          06/01/2036      7,380,210
     160,000        CA County Tobacco
                    Securitization Agency
                    (TASC)(1)                            5.700          06/01/2046        112,408
   5,000,000        CA County Tobacco
                    Securitization Agency
                    (TASC)(1)                            5.875          06/01/2043      3,729,100

                      3 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)


        PRINCIPAL
         AMOUNT                                                          COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$ 21,000,000                        CA County Tobacco
                                    Securitization Agency
                                    (TASC)(1)                              6.000%    06/01/2042    $15,996,120
  93,000,000                        CA County Tobacco
                                    Securitization Agency (TASC)           6.650(4)  06/01/2046      2,989,950
  15,000,000                        CA Dept. of Veterans
                                    Affairs Home Purchase(2)               4.500     12/01/2023     15,078,450
   3,375,000                        CA Enterprise Devel.
                                    Authority (Sunpower Corp.)(1)          8.500     04/01/2031      3,517,830
   2,500,000                        CA GO(1)                               5.000     09/01/2032      2,551,450
   4,335,000                        CA Golden State Tobacco
                                    Securitization Corp.(1)                5.000     06/01/2036      2,870,940
  75,970,000                        CA Golden State
                                    Tobacco Securitization
                                    Corp. (TASC)(1)                        0.000(5)  06/01/2037     48,462,023
  19,135,000                        CA Golden State
                                    Tobacco Securitization
                                    Corp. (TASC)(1)                        4.500     06/01/2027     15,484,042
   1,500,000                        CA Golden State Tobacco
                                    Securitization Corp. (TASC)(1)         5.125     06/01/2047        976,800
 414,000,000                        CA Golden State Tobacco
                                    Securitization Corp. (TASC)            5.973(4)  06/01/2047     14,870,880
 110,000,000                        CA Golden State Tobacco
                                    Securitization Corp. (TASC)            6.000(4)  06/01/2047        928,400
  20,000,000                        CA Health Facilities
                                    Financing Authority
                                    (SJHS/SJHCN/SJHE/SJHO
                                    Obligated Group)(2)                    5.750     07/01/2039     20,872,800
  20,000,000                        CA Health Facilities
                                    Financing Authority
                                    (Sutter Health/California
                                    Pacific Medical Center)(2)             5.250     11/15/2046     20,019,543
      25,000                        CA HFA (Home Mtg.)(1)                  5.450     08/01/2033         23,954
     590,000                        CA Independent Cities
                                    Lease Finance Authority
                                    (Morgan Hill-Hacienda
                                    Valley)(1)                             5.950     11/15/2039        567,456
  15,000,000                        CA M-S-R Energy Authority(1)           7.000     11/01/2034     17,829,300
     250,000                        CA Municipal Finance
                                    Authority (Harbor Regional
                                    Center)(1)                             8.500     11/01/2039        276,868
   8,750,000                        CA Public Works(1)                     6.625     11/01/2034      9,797,463
   2,500,000                        CA Public Works (Various
                                    Community Colleges)(1)                 5.750     10/01/2030      2,630,400
   7,000,000                        CA Silicon Valley Tobacco
                                    Securitization Authority               9.800(4)   06/01/2036       683,620
   2,000,000                        CA Statewide CDA (Aspire
                                    Public Schools)(1)                     6.000     07/01/2040      1,946,480
   1,605,000                        Chino, CA Community
                                    Facilities District Special
                                    Tax No. 2005-1(1)                      5.000     09/01/2027      1,393,349
   4,990,000                        Chino, CA Community
                                    Facilities District
                                    Special Tax No. 2005-1(1)              5.000     09/01/2036      4,021,042
     200,000                        Chino, CA Community
                                    Facilities District Special
                                    Tax No. 2009-19-1(1)                   6.500     09/01/2029        204,694
     500,000                        Chino, CA Community
                                    Facilities District Special
                                    Tax No. 2009-19-1(1)                   6.750     09/01/2040        513,985
   2,000,000                        Corona-Norco, CA Unified
                                    School District Public
                                    Financing Authority Special
                                    Tax(1)                                 5.000     09/01/2036      1,736,340
     560,000                        Coyote Canyon, CA Public
                                    Facilities Community
                                    Facilities District No. 2004-1(1)      6.625     09/01/2039        573,832
   1,000,000                        Davis, CA Special Tax
                                    Community Facilities
                                    District No. 2007-2(1)                 5.200     09/01/2027        840,240
   2,000,000                        Davis, CA Special Tax
                                    Community Facilities
                                    District No. 2007-2(1)                 5.250     09/01/2037      1,562,660

                      4 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

        PRINCIPAL
         AMOUNT                                                            COUPON           MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 20,000,000                        East Bay, CA Municipal
                                   Utility District (Water System)(2)       5.000%         06/01/2036    $21,493,000
    970,000                        Elk Grove, CA Special Tax
                                   Community Facilities
                                   District No. 2005-1X(1)                  5.250          09/01/2037        639,996
  2,700,000                        Foothill, CA De Anza
                                   Community College District(1)            5.000          08/01/2036      2,872,287
    420,000                        Hemet, CA Unified School
                                   District(1)                              5.050          09/01/2026        385,778
    250,000                        Hemet, CA Unified School
                                   District(1)                              5.125          09/01/2036        215,300
    500,000                        Hemet, CA Unified School
                                   District Community
                                   Facilities District No. 2005-3(1)        5.750          09/01/2039        427,590
120,000,000                        Inland, CA Empire Tobacco
                                   Securitization Authority
                                   (TASC)                                   6.750(4)       06/01/2047      2,534,400
360,655,000                        Inland, CA Empire Tobacco
                                   Securitization Authority
                                   (TASC)                                   7.000(4)       06/01/2057      2,520,978
345,750,000                        Inland, CA Empire Tobacco
                                   Securitization Authority
                                   (TASC)                                   8.001(4)       06/01/2057      2,416,793
  1,000,000                        Jurupa, CA Community
                                   Services District Special
                                   Tax Community Facilities
                                   District No. 4(1)                        5.700          09/01/2034        938,800
    175,000                        Jurupa, CA Public
                                   Financing Authority(1)                   6.000          09/01/2028        177,014
    155,000                        Jurupa, CA Public
                                   Financing Authority(1)                   6.000          09/01/2029        156,252
    135,000                        Jurupa, CA Public
                                   Financing Authority(1)                   6.000          09/01/2030        135,629
    150,000                        Jurupa, CA Public
                                   Financing Authority(1)                   6.000          09/01/2031        150,189
    205,000                        Jurupa, CA Public
                                   Financing Authority(1)                   6.000          09/01/2032        205,119
     25,000                        Lake Elsinore, CA Public
                                   Financing Authority(1)                   6.375          10/01/2033         25,053
  1,270,000                        Lake Elsinore, CA
                                   Special Tax(1)                           5.150          09/01/2025      1,186,371
  1,245,000                        Lake Elsinore, CA
                                   Special Tax(1)                           5.250          09/01/2030      1,117,076
  2,450,000                        Lake Elsinore, CA
                                   Special Tax(1)                           5.250          09/01/2035      2,137,282
    200,000                        Lake Elsinore, CA
                                   Special Tax(1)                           5.350          09/01/2036        179,232
    650,000                        Lake Elsinore, CA
                                   Unified School District
                                   Community Facilities
                                   District No. 04-3(1)                     5.250          09/01/2029        478,192
  1,000,000                        Lancaster, CA Financing
                                   Authority (School District)(1)           5.000          02/01/2026        677,050
  3,950,000                        Loma Linda, CA Redevel.
                                   Agency Tax Allocation(1)                 5.250          07/01/2030      3,753,567
  2,000,000                        Los Angeles County, CA
                                   Community Devel.
                                   Properties(1)                            5.250          09/01/2042      2,067,380
    680,000                        Los Angeles, CA Community
                                   Facilities District Special
                                   Tax (Legends at Cascades)(1)             5.750          09/01/2040        660,382
  2,150,000                        Los Angeles, CA Regional
                                   Airports Improvement Corp.
                                   (American Airlines)(1)                   7.125          12/01/2024      1,981,591
  2,000,000                        Los Angeles, CA Unified
                                   School District(1)                       5.200          07/01/2029      2,166,620
  1,250,000                        Lynwood, CA Redevel.
                                   Agency Tax Allocation(1)                 7.000          09/01/2031      1,374,863
    365,000                        Menifee, CA Union School
                                   District Special Tax
                                   Community Facilities
                                   District No. 2006-3(1)                   5.000          09/01/2037        298,439
  2,500,000                        Modesto, CA Special Tax
                                   Community Facilities
                                   District No. 4(1)                        5.150          09/01/2036      2,086,575
  5,000,000                        Moreno Valley, CA
                                   Community Redevel. Agency(1)             5.000          08/01/2032      4,619,750
    630,000                        Moreno Valley, CA
                                   Unified School District
                                   Community Facilities
                                   District Special Tax(1)                  5.000          09/01/2037        526,132

                      5 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

      PRINCIPAL
       AMOUNT                                                                 COUPON           MATURITY       VALUE
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$   660,000               Moreno Valley, CA Unified School
                          District Community Facilities
                          District Special Tax
                          No. 2004-3(1)                                        5.000%         09/01/2027    $   567,046
  1,250,000               Moreno Valley, CA Unified School
                          District Community Facilities
                          District Special Tax
                          No. 2004-3(1)                                        5.000          09/01/2037        989,238
 20,000,000               Northern CA Tobacco Securitization
                          Authority (TASC)(1)                                  5.500          06/01/2045     12,914,200
  1,000,000               Novato, CA Redevel. Agency
                         (Hamilton Field Redevel.)(1)                          6.750          09/01/2040      1,076,550
  3,250,000               Oakland, CA GO(1)                                    6.000          01/15/2034      3,552,153
    955,000               Orange, CA Community Facilities
                          District Special Tax
                         (Del Rio Public Improvements)(1)                      5.750          10/01/2030        956,270
  7,000,000               Palomar Pomerado,
                          CA Health Care District COP(1)                       6.625          11/01/2029      7,234,430
  1,000,000               Palomar Pomerado,
                          CA Health Care District COP(1)                       6.750          11/01/2039      1,024,290
    365,000               Perris, CA Community Facilities
                          District Special Tax1                                5.300          09/01/2035        325,343
    555,000               Perris, CA Community Facilities
                          District Special Tax
                          No. 2001(1)                                          5.000          09/01/2026        488,505
  1,550,000               Perris, CA Community Facilities
                          District Special Tax
                          No. 2001(1)                                          5.000          09/01/2037      1,242,697
    645,000               Perris, CA Community Facilities
                          District Special Tax
                          No. 2005-1(1)                                        5.000          09/01/2037        523,927
  1,260,000               Rialto, CA Special Tax Community
                          Facilities District
                          No. 2006-1(1)                                        5.350          09/01/2036      1,056,472
    500,000               Riverside, CA Unified School
                          District Special Tax
                          Community Facilities District No. 15(1)              5.600          09/01/2034        476,935
  1,000,000               Romoland, CA School District
                          Special Tax Community Facilities District1           5.400          09/01/2036        897,110
  1,000,000               Roseville, CA Natural Gas
                          Finance Authority1                                   5.000          02/15/2025        954,600
    345,000               San Bernardino, CA Special
                          Tax Community Facilities
                          District No. 2006-1 (Lytle Creek)(1)                 5.625          09/01/2035        329,727
    350,000               San Bernardino, CA Special Tax
                          Community Facilities
                          District No. 2006-1 (Lytle Creek)(1)                 5.750          09/01/2040        335,265
 20,390,000               San Diego, CA Unified School District(1)             0.000(5)       07/01/2048      6,850,632
 22,550,000               San Diego, CA Unified School District                5.990(4)       07/01/2039      4,259,921
 15,985,000               San Diego, CA Unified School District                5.990(4)       07/01/2040      2,851,244
 10,720,000               San Francisco, CA City & County COP(1)               5.000          10/01/2033     10,830,952
    250,000               San Francisco, CA City & County
                          Redevel. Financing Authority
                         (Mission Bay North Redevel.)(1)                       6.750          08/01/2041        269,180
    400,000               San Francisco, CA City & County
                          Redevel. Financing Authority
                         (Mission Bay North Redevel.)(1)                       7.000          08/01/2041        421,356
  1,620,000               San Gorgonio, CA Memorial
                          Health Care District(1)                              7.000          08/01/2027      1,771,988
  2,210,000               Santa Clara, CA Redevel. Agency
                          Tax Allocation (Bayshore North)(1)                   5.750          06/01/2026      2,279,681
  7,000,000               Santa Rosa, CA Rancheria
                          Tachi Yokut Tribe Enterprise(1)                      6.625          03/01/2018      6,887,650
 32,445,000               Southern CA Tobacco
                          Securitization Authority(1)                          5.125          06/01/2046     21,291,058

                      6 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

      PRINCIPAL
       AMOUNT                                                                  COUPON         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$13,675,000               Southern CA Tobacco Securitization
                          Authority                                            6.400%(4)     06/01/2046    $   306,457
47,250,000                Southern CA Tobacco Securitization
                          Authority                                            7.100(4)      06/01/2046        975,713
11,930,000                Southern CA Tobacco Securitization
                          Authority (TASC)(1)                                  5.000         06/01/2037      8,311,154
   235,000                Temecula Valley, CA Unified School
                          District Community Facilities
                          District No. 2004(1)                                 5.000         09/01/2037        205,989
 2,000,000                Temecula, CA Public Financing
                          Authority Community Facilities
                          District (Roripaugh)(1)                              5.450         09/01/2026      1,220,280
 1,000,000                Temecula, CA Public Financing
                          Authority Community Facilities District
                          (Roripaugh)(1)                                       5.500         09/01/2036        567,360
10,500,000                University of California (Regents
                          Medical Center)(2)                                   5.000         05/15/2037     10,856,055
   100,000                Victor Valley, CA Union High School
                          District(1)                                          5.050         09/01/2025         87,638
 1,160,000                Victor Valley, CA Union High School
                          District(1)                                          5.100         09/01/2035        895,079
 2,025,000                Westside, CA Union School
                          District Community Facilities
                          District Special Tax No. 2005-2(1)                   5.000         09/01/2036      1,712,158
                                                                                                           -----------
                                                                                                           425,592,948
COLORADO-1.8%
   750,000                Arkansas River, CO Power Authority(1)                6.125         10/01/2040        761,783
    70,000                CO Andonea Metropolitan District No. 2(1)            6.125         12/01/2025         60,293
 1,000,000                CO Andonea Metropolitan District No. 3(1)            6.250         12/01/2035        780,930
 2,800,000                CO Arista Metropolitan District(1)                   6.750         12/01/2035      2,100,952
 4,320,000                CO Broomfield Village Metropolitan District No.(2)   6.250         12/01/2032      3,608,928
   935,000                CO Central Marksheffel Metropolitan District(1)      7.250         12/01/2029        936,851
   500,000                CO Copperleaf Metropolitan District No. 2(1)         5.850         12/01/2026        387,780
   625,000                CO Copperleaf Metropolitan District No. 2(1)         5.950         12/01/2036        442,050
   500,000                CO Crystal Crossing Metropolitan District(1)         6.000         12/01/2036        356,135
    10,000                CO Deer Creek Metropolitan District(1)               5.000         12/01/2026         10,007
   125,000                CO E-470 Public Highway Authority                    6.814(4)      09/01/2025         51,198
   500,000                CO Educational and Cultural Facilities Authority
                          (Carbon Valley Academy Charter School)               5.625         12/01/2036        361,400
 1,500,000                CO Educational and Cultural Facilities Authority
                          (Free Horizon Charter School)(1)                     6.125         06/15/2040      1,559,925
   500,000                CO Elbert and Highway 86 Metropolitan District(1)    5.750         12/01/2036        371,730
 1,000,000                CO Elkhorn Ranch Metropolitan District               6.375         12/01/2035        815,720
   500,000                CO Fallbrook Metropolitan District(1)                5.625         12/01/2026        403,745
   750,000                CO Fossil Ridge Metropolitan District No. 1(1)       7.250         12/01/2040        748,125
    10,000                CO Health Facilities Authority (Denver Options)(1)   5.375         02/01/2022          8,715
    30,000                CO Health Facilities Authority (Denver Options)(1)   5.625         02/01/2032         24,251
    10,000                CO Health Facilities Authority (National Jewish
                          Medical & Research Center)(1)                        5.375         01/01/2023         10,000
   500,000                CO Heritage Todd Creek Metropolitan District(1)      5.500         12/01/2037        353,120
   500,000                CO High Plains Metropolitan District(1)              6.250         12/01/2035        390,465
   234,000                CO Horse Creek Metropolitan District(1)              5.750         12/01/2036        172,210
   500,000                CO Huntington Trails Metropolitan District(1)        6.250         12/01/2036        488,830

                       7 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
      AMOUNT                                                                  COUPON           MATURITY       VALUE
----------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
$  456,000                 CO International Center Metropolitan District
                           No. 3(1)                                            6.500%         12/01/2035    $  348,817
   500,000                 CO Liberty Ranch Metropolitan District              6.250          12/01/2036       389,080
   625,000                 CO Madre Metropolitan District No. 2(1)             5.500          12/01/2036       389,350
 2,770,000                 CO Murphy Creek Metropolitan District No. 3(6)      6.000          12/01/2026     1,376,108
 2,850,000                 CO Murphy Creek Metropolitan District No. 3         6.125          12/01/2035     1,400,946
 2,350,000                 CO North Pines Metropolitan District(1)             6.750          12/01/2036     1,950,994
 1,945,000                 CO North Range Metropolitan District No. 1(1)       5.000          12/15/2024     1,624,736
 1,250,000                 CO North Range Metropolitan District No. 2(1)       5.500          12/15/2018     1,210,600
   500,000                 CO North Range Metropolitan District No. 2(1)       5.500          12/15/2037       424,250
 1,000,000                 CO Northwest Metropolitan District No. 3(1)         6.125          12/01/2025       902,480
 1,875,000                 CO Northwest Metropolitan District No. 3(1)         6.250          12/01/2035     1,617,263
   750,000                 CO Potomac Farms Metropolitan District(1)           7.250          12/01/2037       567,510
   125,000                 CO Potomac Farms Metropolitan District(1)           7.625          12/01/2023       120,530
   470,000                 CO Prairie Center Metropolitan District No. 3(1)    5.250          12/15/2021       422,366
   805,000                 CO Prairie Center Metropolitan District No. 3(1)    5.400          12/15/2031       652,163
   750,000                 CO Regency Metropolitan District(1)                 5.750          12/01/2036       560,130
    10,000                 CO Ridges Metropolitan District Mesa County         6.100          10/15/2013        10,031
 1,000,000                 CO Serenity Ridge Metropolitan District No. 2       7.500          12/01/2034       480,510
   500,000                 CO Silver Peaks Metropolitan District(1)            5.750          12/01/2036       363,055
 1,000,000                 CO Sorrell Ranch Metropolitan District(6)           6.750          12/15/2036       904,620
   540,000                 CO Tallyns Reach Metropolitan District No. 3(1)     5.100          12/01/2026       518,562
   500,000                 CO Traditions Metropolitan District No. 2(1)        5.750          12/01/2036       425,015
 1,129,000                 CO Wheatlands Metropolitan District(1)              6.000          12/01/2025       960,485
   500,000                 CO Wheatlands Metropolitan District(1)              6.125          12/01/2035       390,405
   250,000                 CO Woodmen Heights Metropolitan District No. 1(6)   6.750          12/01/2020       131,343
 4,500,000                 CO Woodmen Heights Metropolitan District No. 1(6)   7.000          12/01/2030     2,269,530
   175,000                 Fairplay, CO Sanitation District(1)                 5.250          12/15/2031       143,826
   180,000                 Jefferson County, CO (Section 14 Metropolitan
                           District)(1)                                        5.000          12/01/2018       188,876
 2,570,000                 Loveland, CO Special Assessment(1)                  5.625          07/01/2029     1,993,523
    25,000                 Public Authority for CO (Natural Gas Energy)(1)     6.250          11/15/2028        26,245
   500,000                 Tabernash Meadows, CO Water & Sanitation
                           District(1)                                         7.125          12/01/2034       514,145
    30,000                 University of Colorado Hospital Authority(1)        5.200          11/15/2017        30,034
    20,000                 University of Colorado Hospital Authority(1)        5.250          11/15/2022        20,023
                                                                                                            ----------
                                                                                                            38,532,694
CONNECTICUT-0.2%
    75,000                 CT Devel. Authority (Church Homes)(1)               5.800          04/01/2021        75,028
   785,000                 CT H&EFA (Bridgeport Hospital)(1)                   6.625          07/01/2018       791,068
    25,000                 CT H&EFA (Bridgeport Hospital/Bridgeport
                           Hospital Foundation Obligated Group)(1)             5.250          07/01/2015        25,051
    10,000                 CT H&EFA (DKH)(1)                                   5.375          07/01/2016        10,032
   220,000                 CT H&EFA (DKH/CHHC/HNE Obligated Group)(1)          5.375          07/01/2026       220,222
   500,000                 Georgetown, CT Special Taxing District(6)           5.125          10/01/2036       246,600

                       8 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

        PRINCIPAL
         AMOUNT                                                                 COUPON          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
CONNECTICUT CONTINUED
$  10,150,000               Mashantucket, CT Western Pequot Tribe, Series B(6)   5.750%         09/01/2027    $3,739,768
                                                                                                              ----------
                                                                                                               5,107,769
DELAWARE-0.3%
    3,883,000               Bridgeville, DE Special Obligation (Heritage
                            Shores)(1)                                           5.450          07/01/2035     2,765,356
    1,000,000               Kent County, DE Student Hsg. (Delaware State
                            University Student Hsg. Foundation)(1)               5.000          07/01/2025       788,430
      630,000               Kent County, DE Student Hsg. (Delaware State
                            University Student Hsg. Foundation)(1)               5.000          07/01/2030       463,441
    2,310,000               Millsboro, DE Special Obligation
                            (Plantation Lakes)(1)                                5.450          07/01/2036     1,693,392
                                                                                                              ----------
                                                                                                               5,710,619
DISTRICT OF COLUMBIA-0.6%
    2,000,000               District of Columbia Center for Strategic &
                            International Studies(1)                             6.375          03/01/2031     2,034,080
    1,000,000               District of Columbia Center for Strategic &
                            International Studies(1)                             6.625          03/01/2041     1,026,030
      825,000               District of Columbia Tobacco Settlement
                            Financing Corp.                                      6.750          05/15/2040       813,665
   72,125,000               District of Columbia Tobacco Settlement
                            Financing Corp. (TASC)                               6.375(4)       06/15/2046     2,099,559
      400,000               District of Columbia University (Gallaudet
                            University)(1)                                       5.500          04/01/2034       421,772
    6,500,000               Metropolitan Washington D.C.
                            Airport Authority (Dulles Toll Road)                 1.060(4)       10/01/2041     5,337,475
                                                                                                              ----------
                                                                                                              11,732,581
FLORIDA-15.2%
      770,000               Aberdeen, FL Community Devel. District(3)            5.250          11/01/2015       401,332
      670,000               Aberdeen, FL Community Devel. District(3)            5.500          05/01/2036       332,421
      100,000               Alachua County, FL Health Facilities Authority
                            (Shands Teaching Hospital & Clinics/Shands at Lake
                            Shore Obligated Group)(1)                            6.750          12/01/2030       109,483
    2,000,000               Amelia Concourse, FL Community Devel. District(3)    5.750          05/01/2038       766,700
    1,120,000               Arlington Ridge, FL Community Devel. District        5.500          05/01/2036       443,307
      105,000               Atlantic Beach, FL Health Care Facilities (Fleet
                            Landing)(1)                                          6.000          10/01/2029        95,680
    1,295,000               Avelar Creek, FL Community Devel. District(1)        5.375          05/01/2036     1,033,527
      435,000               Avignon Villages, FL Community Devel. District(3)    5.300          05/01/2014       108,624
      250,000               Avignon Villages, FL Community Devel. District(3)    5.400          05/01/2037        62,428
    1,570,000               Bainebridge, FL Community Devel. District(6)         5.500          05/01/2038       936,050
       65,000               Baker County, FL Hospital Authority(1)               5.300          12/01/2023        54,750
    1,740,000               Bay Laurel Center, FL Community Devel. District(1)   5.450          05/01/2037     1,479,592
    1,460,000               Baywinds, FL Community Devel. District(1)            5.250          05/01/2037       739,213
       50,000               Boynton Beach, FL Multifamily Hsg. (Clipper Cove
                            Apartments)(1)                                       5.300          01/01/2023        42,414
    1,925,000               Boynton Village, FL Community Devel. District
                            Special Assessment                                   6.000          05/01/2038     1,528,527

                       9 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
      AMOUNT                                                                   COUPON          MATURITY     VALUE
-----------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$     2,450,000           Brevard County, FL Industrial Devel. Revenue (Tuff
                          Florida Tech)(1)                                     6.500%         11/01/2029    $ 2,486,554
     11,000,000           Brevard County, FL Industrial Devel. Revenue (Tuff
                          Florida Tech)(1)                                     6.750          11/01/2039     11,165,990
         25,000           Broward County, FL Educational Facilities
                          Authority (Nova Southeastern University)(1)          5.625          04/01/2034         25,029
        200,000           Cape Coral, FL Health Facilities Authority (Gulf
                          Care)(1)                                             5.625          10/01/2027        189,076
        380,000           Cape Coral, FL Health Facilities Authority (Gulf
                          Care)(1)                                             6.000          10/01/2025        380,053
      1,280,000           Cascades, FL Groveland Community Devel. District(1)  5.300          05/01/2036        896,653
      3,400,000           Chapel Creek, FL Community Devel.
                          District Special Assessment(3)                       5.500          05/01/2038      1,121,014
      1,675,000           Clearwater Cay, FL Community Devel. District(3)      5.500          05/01/2037        637,857
      1,245,000           Connerton West, FL Community Devel. District(3)      5.125          05/01/2016        499,506
      1,415,000           Copperstone, FL Community Devel. District(1)         5.200          05/01/2038      1,027,559
      4,365,000           Creekside, FL Community Devel. District(3)           5.200          05/01/2038      1,832,471
        875,000           Crosscreek, FL Community Devel. District(3)          5.500          05/01/2017        376,346
        415,000           Crosscreek, FL Community Devel. District(3)          5.600          05/01/2039        178,496
      5,620,000           Cypress Creek of Hillsborough County, FL
                          Community Devel. District(1)                         5.350          05/01/2037      2,711,200
        955,000           Dade County, FL IDA (Miami Cerebral Palsy
                          Residence)(1)                                        8.000          06/01/2022        925,214
         10,000           Dania, FL Sales Tax(1)                               5.000          10/01/2025         10,003
         25,000           Destin, FL Community Redevel. Agency (Town
                          Center Area)(1)                                      5.300          05/01/2027         21,019
      1,735,000           Dupree Lakes, FL Community Devel. District(1)        5.375          05/01/2037      1,408,924
        875,000           Durbin Crossing, FL Community Devel. District
                          Special Assessment(3)                                5.250          11/01/2015        674,091
        270,000           East Homestead FL Community Devel. District(1)       7.250          05/01/2021        275,376
      2,400,000           East Homestead, FL Community Devel. District(1)      5.375          05/01/2036      1,749,480
      1,290,000           East Homestead, FL Community Devel. District(1)      5.450          05/01/2036      1,119,436
         25,000           Enterprise, FL Community Devel. District(1)          5.700          05/01/2029         25,072
        645,000           Escambia County, FL Health Facilities Authority(1)   5.950          07/01/2020        667,207
      2,345,000           Escambia County, FL Health Facilities Authority
                         (Baptist Manor/Baptist Hospital Obligated Group)(1)   6.000          08/15/2036      2,331,282
         10,000           Escambia County, FL Utilities Authority(1)           6.250          01/01/2015         10,714
      7,470,000           Fiddler's Creek, FL Community Devel.
                          District No. 2(3)                                    6.000          05/01/2038      2,693,757
      2,550,000           FL Capital Trust Agency (American Opportunity)(6)    5.875          06/01/2038        637,449
      5,665,000           FL Capital Trust Agency (Atlantic Hsg.
                          Foundation)(3)                                       7.000          07/15/2032      2,271,382
      1,875,000           FL Capital Trust Agency (Atlantic Hsg.
                          Foundation)(3)                                       8.260          07/15/2038        750,131
        750,000           FL Capital Trust Agency (Miami
                          Community Charter School)(1)                         7.000          10/15/2040        691,853
     10,440,000           FL COP (Dept. of Management Services)(2)             5.250          08/01/2028     11,159,838
         15,000           FL Correctional Private Commission (350 Bed
                          Youthful) COP(1)                                     5.000          08/01/2017         15,086

                       10 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
     AMOUNT                                                                    COUPON          MATURITY        VALUE
-----------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
 $   225,000              FL Gateway Services Community Devel.
                          District (Sun City Center)(1)                        6.500%         05/01/2033    $   213,545
   1,250,000              FL Higher Educational Facilities Financial
                          Authority (Bethune-Cookman University)(1)            5.375          07/01/2032      1,301,738
   1,100,000              FL Lake Ashton II Community Devel.
                          District(6)                                          5.375          05/01/2036        806,421
   1,000,000              FL New Port Tampa Bay Community Devel.
                          District(3)                                          5.300          11/01/2012        201,310
   7,220,000              FL New Port Tampa Bay Community Devel. District(3)   5.875          05/01/2038      1,453,458
     500,000              FL Parker Road Community Devel. District             5.350          05/01/2015        285,305
     475,000              FL Parker Road Community Devel. District             5.600          05/01/2038        277,153
     950,000              FL Principal One Community Devel. District(1)        5.650          05/01/2035        883,576
   3,935,000              Flora Ridge, FL Educational Facilities Benefit
                          District(1)                                          5.300          05/01/2037      3,075,203
   1,970,000              Fontainbleau Lakes, FL Community Devel. District(3)  6.000          05/01/2015      1,419,799
     890,000              Fontainbleau Lakes, FL Community Devel. District(3)  6.000          05/01/2038        641,432
     150,000              Forest Creek, FL Community Devel. District(1)        5.450          05/01/2036        132,660
     496,868              Forest Creek, FL Community Devel. District(6)        5.450          05/01/2036        311,611
   3,580,000              Greater Lakes/Sawgrass Bay, FL
                          Community Devel. District(3)                         5.500          05/01/2038      1,542,658
  16,000,000              Greater Orlando, FL Aviation Authority(2)            5.000          10/01/2032     16,480,960
   1,280,000              Harrison Ranch, FL Community Devel. District(1)      5.300          05/01/2038      1,082,816
     195,000              Heritage Isles, FL Community Devel. District(3)      7.100          10/01/2023         36,855
   1,215,000              Heritage Plantation, FL Community Devel. District(6) 5.400          05/01/2037        486,620
      10,000              Hialeah, FL Hsg. Authority(1)                        5.800          06/20/2033         10,182
     310,000              Highland Meadows, FL Community Devel.
                          District Special Assessment, Series A(3)             5.500          05/01/2036        120,556
     565,000              Highlands, FL Community Devel. District(3)           5.000          05/01/2011        282,675
   9,300,000              Highlands, FL Community Devel. District(3)           5.550          05/01/2036      4,802,613
     745,000              Hillsborough County, FL IDA (Senior Care Group)(1)   6.750          07/01/2029        707,273
      25,000              Hillsborough County, FL IDA (Tampa General
                          Hospital)(1)                                         5.400          10/01/2028         25,019
     855,000              Indigo, FL Community Devel. District                 5.750          05/01/2036        467,856
      35,000              Jacksonville, FL Health Facilities Authority
                          (Daughters of Charity Health Services of Austin)(1)  5.250          08/15/2027         35,130
      25,000              Jacksonville, FL Sales Tax(1)                        5.000          10/01/2030         25,002
     220,000              Lake Frances, FL Community Devel.
                          District Special Assessment(3)                       5.300          05/01/2037        125,006
     250,000              Lakeside Landings, FL Devel. District(3)             5.500          05/01/2038        102,578
   4,830,000              Lakewood Ranch, FL Stewardship District(1)           5.500          05/01/2036      3,327,435
   3,810,000              Lakewood Ranch, FL Stewardship
                          District (Country Club East Investors)(1)            5.400          05/01/2037      2,615,336
   4,500,000              Lee County, FL IDA (Cypress Cove Healthpark)(1)      6.750          10/01/2032      3,325,995
     500,000              Legends Bay, FL Community Devel. District            5.500          05/01/2014        405,080
     500,000              Legends Bay, FL Community Devel. District            5.875          05/01/2038        338,005
   1,975,000              Lucaya, FL Community Devel. District(1)              5.375          05/01/2035      1,582,568
     530,000              Madison County, FL Mtg. (Twin Oaks)(1)               6.000          07/01/2025        485,406
   1,775,000              Magnolia Creek, FL Community Devel. District(3)      5.900          05/01/2039        800,010


                      11 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
     AMOUNT                                                                    COUPON          MATURITY        VALUE
-----------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
 $ 1,425,000              Magnolia West, FL Community Devel. District
                          Special Assessment                                   5.350%         05/01/2037    $   784,762
   8,805,000              Meadow Pines, FL Community Devel
                          . District Special Assessment(1)                     6.250          05/01/2034      7,575,030
      50,000              Miami, FL Health Facilities Authority (Catholic
                          Health East)(1)                                      5.250          11/15/2028         50,388
   7,025,000              Miromar Lakes, FL Community Devel. District(1)       6.875          05/01/2035      5,786,493
   3,300,000              Miromar Lakes, FL Community Devel. District(1)       7.375          05/01/2032      2,954,193
   3,730,000              Monterey/Congress, FL Community Devel.
                          District Special Assessment(1)                       5.375          05/01/2036      2,955,242
   9,215,000              Moody River, FL Estates Community Devel. District(1) 5.350          05/01/2036      5,692,935
  10,655,000              Myrtle Creek, FL Improvement District Special
                          Assessment(1)                                        5.200          05/01/2037      8,213,194
     580,000              Naturewalk, FL Community Devel. District(6)          5.300          05/01/2016        290,528
     485,000              Naturewalk, FL Community Devel. District(3)          5.500          05/01/2038        242,941
     460,000              Oak Creek, FL Community Devel.
                          District Special Assessment(1)                       5.800          05/01/2035        393,047
   7,340,000              Oakland, FL Charter School(1)                        6.950          12/01/2032      6,804,914
   1,345,000              Oakmont Grove, FL Community Devel
                          . District Special Assessment(3)                     5.250          05/01/2012        470,494
     500,000              Oakmont Grove, FL Community Devel.
                          District Special Assessment(3)                       5.400          05/01/2038        174,905
     300,000              Orange County, FL Health Facilities
                          Authority (GF Orlando/CFGH Obligated Group)(1)       8.875          07/01/2021        304,473
     800,000              Orange County, FL Health Facilities
                          Authority (GF Orlando/CFGH
                          Obligated Group)(1)                                  9.000          07/01/2031        809,128
     250,000              Orange County, FL Health Facilities
                          Authority (Orlando Lutheran Tower)(1)                5.500          07/01/2032        211,008
  10,000,000              Orange County, FL School Board COP(2)                5.500          08/01/2034     10,617,200
     450,000              Palace Coral Gables, FL Community
                          Devel. District Special Assessment(1)                5.000          05/01/2032        468,473
   1,000,000              Palace Coral Gables, FL Community
                          Devel. District Special Assessment(1)                5.625          05/01/2042      1,067,850
   1,250,000              Palm Bay, FL Educational Facilities
                          (Patriot Charter School)(3)                          7.000          07/01/2036        374,913
      50,000              Palm Beach County Plantation
                          , FL Community Devel. District
                          Special Assessment(1)                                6.250          05/01/2034         50,830
     125,000              Palm Beach County, FL Health Facilities
                          Authority (Boca Raton Community Hospital)(1)         5.500          12/01/2021        124,420
      25,000              Palm Beach County, FL Health
                          Facilities Authority (Boca Raton Community
                          Hospital)(1)                                         5.625          12/01/2031         23,773
   2,005,000              Palm Coast Park, FL Community Devel.
                          District Special Assessment(1)                       5.700          05/01/2037      1,230,509
   2,300,000              Palm Glades, FL Community Devel.
                          District(1)                                          5.300          05/01/2036      1,782,937
   1,075,000              Palm Glades, FL Community Devel.
                          District Special Assessment(1)                       7.250          08/01/2016      1,024,970
     460,000              Palm River, FL Community Devel. District(3)          5.150          05/01/2013        183,131


                      12 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
      AMOUNT                                                                   COUPON          MATURITY        VALUE
-----------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
      $   510,000         Palm River, FL Community Devel. District(3)          5.375%         05/01/2036    $   203,036
        4,425,000         Palma Sola Trace, FL Community Devel.
                          District(1)                                          5.750          05/01/2035      3,860,370
        2,395,000         Parkway Center, FL Community Devel. District,
                          Series A(1)                                          6.125          05/01/2024      2,073,160
        2,205,000         Parkway Center, FL Community Devel. District,
                          Series A(1)                                          6.300          05/01/2034      1,751,432
        1,400,000         Pine Ridge Plantation, FL Community Devel.
                          District(3)                                          5.400          05/01/2037        894,166
        1,400,000         Pinellas County, FL Health Facility
                          Authority (St. Mark Village)(1)                      5.650          05/01/2037      1,184,876
          425,000         Poinciana West, FL Community Devel. District
                          Special Assessment(1)                                6.000          05/01/2037        378,607
           25,000         Port Everglades, FL Authority, Series A(1)           5.000          09/01/2016         26,119
          190,000         Port St. Lucie, FL Special Assessment (Peacock &
                          Lowry)(1)                                            5.350          07/01/2027        160,117
          640,000         Portico, FL Community Devel. District(1)             5.450          05/01/2037        300,691
        2,670,000         Portofino Cove, FL Community Devel. District
                          Special Assessment(3)                                5.250          05/01/2012      1,057,881
          490,000         Portofino Cove, FL Community Devel. District
                          Special Assessment(3)                                5.500          05/01/2038        194,143
          285,000         Portofino Landings, FL Community Devel. District
                          Special Assessment(3)                                5.200          05/01/2017        112,920
          980,000         Portofino Landings, FL Community Devel.
                          District Special Assessment(3)                       5.400          05/01/2038        388,286
       15,320,000         Quarry, FL Community Devel. District(1)              5.500          05/01/2036     12,327,238
       10,655,000         Renaissance Commons, FL Community
                          Devel. District, Series A(1)                         5.600          05/01/2036      8,747,755
        1,710,000         Reunion East, FL Community Devel. District(6)        5.800          05/01/2036        839,063
        6,025,000         Reunion East, FL Community Devel. District, Series A 7.375          05/01/2033      4,198,341
        2,405,000         Reunion West, FL Community Devel. District(3)        6.250          05/01/2036      1,474,554
        1,455,000         Ridgewood Trails, FL Community Devel. District(6)    5.650          05/01/2038        743,330
        2,500,000         River Glen, FL Community Devel. District Special
                          Assessment(3)                                        5.450          05/01/2038        980,625
        1,165,000         Riverwood Estates, FL Community Devel. District
                          Special Assessment(3)                                5.350          05/01/2037        239,186
          150,000         Rolling Hills, FL Community Devel. District          5.450          05/01/2037         75,107
          400,000         Santa Rosa Bay, FL Bridge Authority                  6.250          07/01/2028        188,752
        4,535,000         Sarasota County, FL Educational
                          Facilities (School of Arts & Sciences)(1)            6.500          07/01/2040      4,380,402
        3,445,000         Sarasota County, FL Educational Facilities
                          (School of Arts & Sciences)(1)                       6.750          07/01/2030      3,490,750
       23,750,000         Sarasota, FL National Community Devel.
                          District Special Assessment(3)                       5.300          05/01/2039      7,075,363
        2,285,000         Shingle Creek, FL Community Devel. District(3)       6.100          05/01/2025        897,571
        6,340,000         Shingle Creek, FL Community Devel. District(3)       6.125          05/01/2037      2,490,415
        2,875,000         Six Mile Creek, FL Community Devel. District         5.875(7)       05/01/2038        934,979
        1,985,000         South Bay, FL Community Devel. District(3)           5.125          11/01/2009        636,014
        3,750,000         South Bay, FL Community Devel. District(3)           5.375          05/01/2013        817,163

                      13 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
      AMOUNT                                                                                  COUPON         MATURITY     VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$       5,400,000    South Bay, FL Community Devel. District(3)                                5.950%       05/01/2036  $1,730,214
        2,240,000    St. John's Forest, FL Community Devel. District,
                     Series A(1)                                                               6.125        05/01/2034   1,940,243
        1,500,000    St. Johns County, FL IDA (Presbyterian Retirement)(1)                     6.000        08/01/2045   1,515,585
          400,000    St. Johns County, FL IDA (St. John's County Welfare Federation)(1)        5.250        10/01/2041     288,844
          805,000    Stonegate, FL Community Devel. District(1)                                6.000        05/01/2024     807,512
          995,000    Stonegate, FL Community Devel. District(1)                                6.125        05/01/2034     990,791
        2,520,000    Stoneybrook, FL South Community Devel. District(6)                        5.800        05/01/2039   1,086,901
        1,900,000    Sweetwater Creek, FL Community Devel. District                            5.500(7)     05/01/2038     855,969
          105,000    Tavares, FL Water & Sewer(1)                                              5.500        10/01/2030     105,088
        6,020,000    Tern Bay, FL Community Devel. District(3)                                 5.000        05/01/2015   1,491,816
          500,000    Tern Bay, FL Community Devel. District(3)                                 5.375        05/01/2037     123,905
        4,665,000    Town Center, FL at Palm Coast Community Devel. District(1)                6.000        05/01/2036   3,214,791
          230,000    Turnbull Creek, FL Community Devel. District Special Assessment(1)        5.250        05/01/2037     149,859
        8,965,000    Turnbull Creek, FL Community Devel. District Special Assessment(1)        5.800        05/01/2035   7,180,696
        8,840,000    Two Creeks, FL Community Devel. District(1)                               5.250        05/01/2037   5,818,400
        5,550,000    Verandah East, FL Community Devel. District(1)                            5.400        05/01/2037   3,132,309
        4,290,000    Verandah, FL Community Devel District(1)                                  5.250        05/01/2036   3,341,653
        1,035,000    Verano Center, FL Community Devel. District(1)                            5.375        05/01/2037     571,020
        8,925,000    Verona Walk, FL Community Devel. District(1)                              5.375        05/01/2037   6,966,677
        1,000,000    Villa Portofino East, FL Community Devel. District(1)                     5.200        05/01/2037     768,920
        2,565,000    Villa Vizcaya, FL Community Devel. District Special Assessment(3)         5.350        05/01/2017   1,293,555
          420,000    Villa Vizcaya, FL Community Devel. District Special Assessment(3)         5.550        05/01/2039     211,802
        1,575,000    Villages of Westport, FL Community Devel. District                        5.700        05/01/2035     898,034
        6,680,000    Villagewalk of Bonita Springs, FL Community Devel. District(1)            5.150        05/01/2038   4,636,454
        4,860,000    Vista, FL Community Devel. District Special Assessment(1)                 5.375        05/01/2037   3,926,977
        2,750,000    Volusia County, FL Educational Facility Authority (Embry-Riddle
                     Aeronautical University)(1)                                               5.000        10/15/2029   2,798,510
        1,500,000    Waterford Estates, FL Community Devel. District Special Assessment(3)     5.125        05/01/2013     447,015
        2,470,000    Waterford Estates, FL Community Devel. District Special Assessment(3)     5.500        05/01/2037     736,085
        1,250,000    Watergrass, FL Community Devel. District Special Assessment(1)            5.125        11/01/2014     842,563
          780,000    Watergrass, FL Community Devel. District Special Assessment(1)            5.375        05/01/2039     388,963
        5,755,000    Watergrass, FL Community Devel. District Special Assessment(1)            5.500        05/01/2036   2,986,097

                     14 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
     AMOUNT                                                                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
      $ 2,731,156    Watergrass, FL Community Devel. District Special Assessment(1)             6.960%   11/01/2017    $2,495,512
          950,000    Waterlefe, FL Community Devel. District Golf Course(3)                     8.125    10/01/2025        18,991
        6,375,000    Waters Edge, FL Community Devel. District(1)                               5.300    05/01/2036     5,506,343
          805,000    Waters Edge, FL Community Devel. District(3)                               5.350    05/01/2039       354,852
          250,000    Waters Edge, FL Community Devel. District(3)                               5.400    05/01/2039       110,203
        1,785,000    Waterstone, FL Community Devel. District(3)                                5.500    05/01/2018       714,910
          540,000    West Villages, FL Improvement District                                     5.350    05/01/2015       416,875
        3,950,000    West Villages, FL Improvement District(3)                                  5.500    05/01/2037     1,764,110
        3,300,000    West Villages, FL Improvement District                                     5.500    05/01/2038     1,541,034
        7,350,000    West Villages, FL Improvement District                                     5.800    05/01/2036     3,721,746
        4,925,000    Westridge, FL Community Devel. District(3)                                 5.800    05/01/2037     1,873,027
        5,840,000    Westside, FL Community Devel. District(3)                                  5.650    05/01/2037     2,408,708
        5,115,000    World Commerce, FL Community Devel. District Special Assessment(1)         6.125    05/01/2035     4,480,535
        2,250,000    Wyld Palms, FL Community Devel. District(3)                                5.400    05/01/2015       696,848
        1,445,000    Wyld Palms, FL Community Devel. District(3)                                5.500    05/01/2038       447,531
          450,000    Zephyr Ridge, FL Community Devel. District(3)                              5.250    05/01/2013       179,015
          990,000    Zephyr Ridge, FL Community Devel. District(3)                              5.625    05/01/2037       393,832
                                                                                                                      -----------
                                                                                                                      321,472,424
GEORGIA-1.9%
       12,990,000    Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)       6.000    07/01/2036     6,754,670
        2,470,000    Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)       6.250    07/01/2036     1,284,375
            5,000    Atlanta, GA HDC (Bedford Tower)(1)                                         6.250    01/01/2015         5,017
          255,000    Atlanta, GA Tax Allocation (Beltline)(1)                                   7.500    01/01/2031       267,755
        1,000,000    Chatham County, GA Hospital Authority (Memorial Health
                     University Medical Center)(1)                                              5.375    01/01/2026       836,350
          250,000    Chatham County, GA Hospital Authority (Memorial Health
                     University Medical Center)(1)                                              5.500    01/01/2034       194,555
           10,000    Clark County, GA Hospital Authority (Athens Regional Medical)(1)           5.250    01/01/2029        10,007
           15,000    Dalton, GA Devel. Authority (Hamilton Health Care System)(1)               5.000    08/15/2028        13,447
           25,000    Dalton, GA Devel. Authority (Hamilton Health Care
                     System/Hamilton Medical
                      Center Obligated Group)(1)                                                5.375    08/15/2016        25,028
        8,470,000    DeKalb County, GA Devel. Authority Public Purpose(1)                       5.500    12/10/2023     8,319,827
           10,000    DeKalb County, GA Hsg. Authority (Spring Chase Apartments)(1)              5.400    11/01/2030         9,759
        3,540,000    East Point, GA (Camp Creek), Series B(1)                                   8.000    02/01/2026     3,564,568
        5,275,000    East Point, GA (Camp Creek), Series B(1)                                   8.000    02/01/2026     5,311,609
          100,000    Fulton County, GA Hospital Authority (Northside Hospital)(1)               5.125    10/01/2016       100,108

                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited

    PRINCIPAL
      AMOUNT                                                                                    COUPON    MATURITY      VALUE
--------------------------------------------------------------------------------------------------------------------------------

GEORGIA CONTINUED
$     5,000         Fulton County, GA Hospital Authority (Northside Hospital)                    5.375%  10/01/2012  $     5,011
  3,000,000         Fulton County, GA Residential Care Facilities
                    (Lenbrook Square Foundation)(1)                                              5.125   07/01/2042    2,045,550
  5,000,000         GA Environmental Loan Acquisition Corp. (Local Water Authority)(1)           5.125   03/15/2031    5,351,750
  5,000,000         GA Main Street Natural Gas(1)                                                5.500   09/15/2026    4,957,100
     25,000         GA Municipal Electric Authority(1)                                           6.600   01/01/2018       28,471
    125,000         GA Private Colleges & University Authority (Mercer University)(1)            5.375   06/01/2031      118,684
    500,000         Savannah, GA EDA (Skidway Health & Living Services)(1)                       7.400   01/01/2024      492,850
     25,000         Ware County, GA Hospital Authority (Southeast Health Unit)(1)                6.625   03/01/2017       25,230
                                                                                                                      ----------
                                                                                                                      39,721,721
IDAHO-0.3%
  1,000,000         ID Hsg. & Finance Assoc. (Compass Public Charter School)(1)                  6.250   07/01/2045      899,760
     50,000         ID Hsg. Agency (Multifamily Hsg.)(1)                                         6.700   07/01/2024       50,071
      5,000         ID Hsg. Agency (Single Family Mtg.)(1)                                       5.800   07/01/2025        5,005
  5,360,000         Pocatello, ID Devel. Authority Revenue Allocation
                    Tax Increment, Series A(1)                                                   6.000   08/01/2028    4,599,577
                                                                                                                      ----------
                                                                                                                       5,554,413
ILLINOIS-13.3%
    600,000         Annawan, IL Tax Increment (Patriot Renewable Fuels)(1)                       5.625   01/01/2018      499,410
  1,825,000         Bedford Park, IL Tax(1)                                                      5.125   12/30/2018    1,716,212
    235,000         Chicago, IL Midway Airport, Series B(1)                                      5.000   01/01/2035      234,998
  5,000,000         Chicago, IL O'Hare International Airport(1)                                  5.625   01/01/2035    5,412,500
  6,000,000         Chicago, IL Park District (Harbor Facilities)(2)                             5.250   01/01/2037    6,327,660
 10,000,000         Chicago, IL Park District (Harbor Facilities)(2)                             5.250   01/01/2040   10,515,400
  2,400,000         Cook County, IL Community School District GO(1)                              7.125   06/01/2024    2,515,392
    949,000         Cortland, IL Special Tax (Sheaffer System)(6)                                5.500   03/01/2017      575,749
    395,000         Country Club Hills, IL GO(1)                                                 5.000   12/01/2026      371,442
    410,000         Country Club Hills, IL GO(1)                                                 5.000   12/01/2027      381,243
    435,000         Country Club Hills, IL GO(1)                                                 5.000   12/01/2028      399,782
    455,000         Country Club Hills, IL GO(1)                                                 5.000   12/01/2029      414,537
    475,000         Country Club Hills, IL GO(1)                                                 5.000   12/01/2030      429,937
    500,000         Country Club Hills, IL GO(1)                                                 5.000   12/01/2031      448,510
     40,000         Country Club Hills, IL GO(1)                                                 5.000   12/01/2032       35,599
    168,000         Du Page County, IL Special Service Area No. 31 Special Tax
                    (Monarch Landing)(1)                                                         5.400   03/01/2016      164,314
    320,000         Du Page County, IL Special Service Area No. 31 Special
                    Tax (Monarch Landing)(1)                                                     5.625   03/01/2036      255,699
  1,250,000         Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)(3)        5.375   03/01/2016      563,888

                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
      AMOUNT                                                                                COUPON         MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
$   2,225,000        Harvey, IL GO                                                           5.500%       12/01/2027  $ 1,884,798
    1,000,000        Harvey, IL GO                                                           5.625        12/01/2032      829,480
    5,530,000        Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)(1)       6.875        08/01/2028    4,276,073
       65,000        IL Devel. Finance Authority (Community Rehabilitation Providers)(1)     5.700        07/01/2019       56,210
    1,920,000        IL Finance Authority (Bethel Terrace Apartments)(1)                     5.125        09/01/2025    1,754,150
    3,750,000        IL Finance Authority (Franciscan Communities)(1)                        5.500        05/15/2027    3,184,350
      750,000        IL Finance Authority (Franciscan Communities)(1)                        5.500        05/15/2037      583,275
    1,010,000        IL Finance Authority (Illinois Institute of Technology)(1)              5.000        04/01/2026      815,757
   14,660,000        IL Finance Authority (Illinois Institute of Technology)(1)              5.000        04/01/2031   11,101,285
    1,000,000        IL Finance Authority (Illinois Institute of Technology)(1)              5.000        04/01/2036      725,330
      155,000        IL Finance Authority (Illinois Institute of Technology)(1)              6.500        02/01/2023      150,654
    2,215,000        IL Finance Authority (Illinois Institute of Technology)(1)              7.125        02/01/2034    2,158,075
      500,000        IL Finance Authority (Luther Oaks)(1)                                   5.700        08/15/2028      406,995
      500,000        IL Finance Authority (Luther Oaks)(1)                                   6.000        08/15/2039      391,800
    1,000,000        IL Finance Authority (Lutheran Social Services of Illinois/Vesper
                     Management Corp. Obligated Group)(1)                                    5.125        08/15/2028      774,420
    2,108,612        IL Finance Authority (Monarch Landing)(6,8)                             7.000        12/01/2027           21
    3,584,640        IL Finance Authority (Monarch Landing)(6,8)                             7.000        12/01/2037           36
    1,750,000        IL Finance Authority (Noble Network Charter Schools)(1)                 5.000        09/01/2027    1,418,043
    2,000,000        IL Finance Authority (Noble Network Charter Schools)(1)                 5.000        09/01/2031    1,526,820
    2,745,000        IL Finance Authority (Noble Network Charter Schools)(1)                 5.000        09/01/2032    2,071,679
   20,000,000        IL Finance Authority (Northwestern Memorial Hospital)(2)                6.000        08/15/2039   21,930,600
      100,000        IL Finance Authority (Northwestern Memorial Hospital)(1)                6.000        08/15/2039      103,843
       75,000        IL Finance Authority (OSF Healthcare System)(1)                         7.125        11/15/2035       78,611
   10,190,000        IL Finance Authority (Provena Health)(1)                                7.750        08/15/2034   11,328,834
   15,000,000        IL Finance Authority (Resurrection Health Care)(2)                      5.250        05/15/2029   14,771,700
    5,000,000        IL Finance Authority (Resurrection Health)(1)                           6.125        05/15/2025    5,174,100
    3,250,000        IL Finance Authority (Roosevelt University)(1)                          5.500        04/01/2032    3,210,578
    1,000,000        IL Finance Authority (Roosevelt University)(1)                          5.500        04/01/2037      970,660
    5,495,000        IL Finance Authority (Roosevelt University)(1)                          5.750        04/01/2024    5,663,642
   28,415,000        IL Finance Authority (Roosevelt University)(1)                          6.500        04/01/2039   29,768,122
    5,855,000        IL Finance Authority (Roosevelt University)(1)                          6.500        04/01/2044    6,115,665
    3,750,000        IL Finance Authority (Sedgebrook)(6,8)                                  6.000        11/15/2027           38

                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
       AMOUNT                                                                                     COUPON     MATURITY      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS  CONTINUED
$    10,000,000       IL Finance Authority (Sedgebrook)(6,8)                                        6.000%  11/15/2037  $       100
     10,000,000       IL Finance Authority (Sedgebrook)(6,8)                                        6.000   11/15/2042          100
     10,645,000       IL Finance Authority (Silver Cross Hospital and Medical Centers)(1)           7.000   08/15/2044   11,183,531
      4,765,000       IL Finance Authority (Swedish Covenant Hospital)(1)                           5.750   08/15/2029    4,844,576
      1,500,000       IL Finance Authority (The New Admiral at the Lake)(1)                         8.000   05/15/2040    1,526,760
      2,000,000       IL Finance Authority (The New Admiral at the Lake)(1)                         8.000   05/15/2046    2,035,680
     10,000,000       IL Finance Authority (Trinity Health Corp.)(1)                                5.000   12/01/2030   10,019,200
      3,000,000       IL Finance Authority Student Hsg. (MJH Education Assistance)(3)               5.125   06/01/2035    1,799,970
      5,000,000       IL Health Facilities Authority (Covenant Retirement Communities)(1)           5.625   12/01/2032    4,849,700
         70,000       IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)(1)             5.625   01/01/2028       70,025
         35,000       IL Health Facilities Authority (Holy Family Medical Center)(1)                5.125   08/15/2022       32,198
         15,000       IL Health Facilities Authority (Northwestern Medical Faculty Foundation)(1)   5.125   11/15/2028       14,391
         80,000       IL Health Facilities Authority (Rockford Memorial Hospital/Rockford Memorial
                      Health Services Corp. Obligated Group)(1)                                     5.000   08/15/2021       74,979
     25,000,000       IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)(2)   5.250   06/15/2050   25,144,750
     15,000,000       IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)(2)   5.500   06/15/2050   15,345,150
        330,000       IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)(1)   5.500   06/15/2050      337,593
         40,000       Lake County, IL HFC, Series A(1)                                              6.700   11/01/2014       40,150
      4,431,000       Lakemoor Village, IL Special Tax(1)                                           5.000   03/01/2027    3,885,367
      2,725,000       Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)(1)       6.250   03/01/2034    2,417,184
        500,000       Lombard, IL Public Facilities Corp. (Conference Center & Hotel)(1)            5.500   01/01/2036      348,225
      1,455,000       Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)(3)     6.125   03/01/2040      436,806
        480,000       Markham, IL GO(1)                                                             5.750   02/01/2028      479,952
      1,185,000       Plano, IL Special Service Area No. 5(1)                                       6.000   03/01/2036    1,005,958
        500,000       Southwestern IL Devel. Authority (Eden Retirement Center)(1)                  5.850   12/01/2036      336,040
      5,095,000       Southwestern IL Devel. Authority (Local Government Programming)(1)            7.000   10/01/2022    4,995,851
      2,025,000       Southwestern IL Devel. Authority (Village of Sauget)(1)                       5.625   11/01/2026    1,511,946
         30,000       Springfield, IL Water(1)                                                      5.400   03/01/2015       30,103
      3,000,000       University of Illinois (Auxiliary Facilities System)(1)                       5.125   04/01/2036    3,104,070
     12,000,000       University of Illinois (Auxiliary Facilities System)(2)                       5.750   04/01/2038   12,956,160
      1,975,000       Vernon Hills, IL Tax Increment (Town Center)(1)                               6.250   12/30/2026    1,753,346
        970,000       Volo Village, IL Special Service Area (Lancaster Falls)(1)                    5.750   03/01/2036      789,580

                      18 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
      AMOUNT                                                       COUPON         MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
$     3,887,000        Volo Village, IL Special
                       Service Area
                       (Remington Pointe)(1)                       6.450%       03/01/2034     $   3,474,317
      1,785,000        Yorkville, IL United City
                       Special Services Area Special
                       Tax (Bristol Bay)(1)                        5.875        03/01/2036         1,605,286
      1,634,000        Yorkville, IL United City Special
                       Services Area Special Tax
                       (Raintree Village II)(1)                    6.250        03/01/2035           914,893
                                                                                                -------------
                                                                                                 281,851,853
INDIANA-2.5%
      1,600,000        Anderson, IN Redevel.
                       District(1)                                 6.000        02/01/2026         1,694,112
      1,700,000        Carmel, IN Redevel.
                       District COP(1)                             6.500        07/15/2035         1,683,561
      6,300,000        Carmel, IN Redevel.
                       District COP(1)                             7.750        01/15/2030         6,891,570
      5,075,000        Carmel, IN Redevel.
                       District COP(1)                             8.000        01/15/2035         5,575,040
      1,000,000        Hammond, IN Local
                       Public Improvement District(1)              6.500        08/15/2030         1,015,760
      1,000,000        Hammond, IN Local
                       Public Improvement District(1)              6.750        08/15/2035         1,018,700
      5,325,000        IN Finance Authority
                       (King's Daughters Hospital)(1)              5.500        08/15/2045         4,887,179
      4,250,000        IN Finance Authority
                       (Marian University)(1)                      6.375        09/15/2041         4,238,313
      4,750,000        IN Finance Authority
                       (Marian University)(1)                      6.500        09/15/2030         4,888,938
        325,000        IN Finance Authority
                       Educational Facilities
                       (Irvington Community)(1)                    9.000        07/01/2039           377,663
      3,400,000        IN Finance Authority
                       Wastewater Utility(1)                       5.250        10/01/2038         3,634,328
         30,000        IN Health Facility Financing
                       Authority (Community
                       Hospital of Anderson)(1)                    6.000        01/01/2023            30,038
         15,000        IN Health Facility Financing
                       Authority (Deaconess Hospital)(1)           5.500        03/01/2029            15,005
      5,000,000        Indianapolis, IN Local
                       Public Improvement Bond Bank(1)             5.750        01/01/2038         5,425,100
      1,000,000        Indianapolis, IN
                       Multifamily Hsg. (Berkley Common)(1)        5.750        07/01/2030         1,019,040
      3,985,000        Indianapolis, IN Multifamily
                       Hsg. (Berkley Common)(1)                    6.000        07/01/2040         4,032,900
      2,025,000        Indianapolis, IN Multifamily
                       Hsg. (Stonekey Apartments)(1)               7.000        02/01/2039         2,130,199
         55,000        Marion County, IN Convention
                       & Recreational Facilities Authority(1)      5.000        06/01/2027            55,044
      4,750,000        North Manchester, IN
                       (Estelle Peabody
                       Memorial Home)(3)                           7.125        07/01/2022         1,652,905
      2,250,000        Shelbyville, IN Redevel.
                       District Tax Increment
                       (Central Shelbyville Economic)(1)           6.500        07/01/2022         2,111,558
         65,000        St. Joseph County, IN
                       Economic Devel. (Madison Center)(1)         5.500        02/15/2021            63,974
                                                                                                ------------
                                                                                                  52,440,927
IOWA-2.2%
      1,000,000        Dickinson County, IA
                       Hsg. (Spirit Lake)(1)                       5.875        12/01/2036           829,600
         25,000        Hills, IA (Mercy Hospital)(1)               5.000        08/15/2028            25,011
        750,000        IA Finance Authority
                       (Amity Fellowserve)(1)                      6.500        10/01/2036           660,570

                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
     AMOUNT                                                       COUPON         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
IOWA CONTINUED
$      400,000        IA Finance Authority
                      (Boys & Girls Home and
                      Family Services)                             5.900%       12/01/2028   $      259,432
       500,000        IA Finance Authority
                      Retirement Community
                      (Friendship Haven)(1)                        5.750        11/15/2019          500,525
       480,000        IA Finance Authority Senior
                      Hsg. (Wedum Walnut Ridge)(1)                 5.375        06/01/2025          357,312
     7,975,000        IA Tobacco Settlement
                      Authority(1)                                 5.375        06/01/2038        5,847,270
     9,500,000        IA Tobacco Settlement
                      Authority(1)                                 5.500        06/01/2042        6,883,130
    43,520,000        IA Tobacco Settlement
                      Authority (TASC)(1)                          5.625        06/01/2046       31,223,859
                                                                                                 ----------
                                                                                                 46,586,709
KANSAS-0.2%
     1,285,000        Hays, KS Sales Tax(1)                        6.000        01/01/2025        1,175,479
        95,000        La Cygne, KS Pollution
                      Control (Kansas Gas
                      & Electric Company)(1)                       5.100        03/01/2023           95,118
       530,000        Overland Park, KS Transportation
                      Devel. District (Grass Creek)(1)            4.850        09/01/2016          513,681
     2,435,000        Pittsburgh, KS Special Obligation
                      (North Broadway Redevel.)(1)                 4.900        04/01/2024        1,851,355
                                                                                                  ---------
                                                                                                  3,635,633
KENTUCKY-0.0%
        15,000        Jefferson County, KY
                      Health Facilities (Alliant
                      Health System)(1)                            5.125        10/01/2027           14,999
        75,000        Jefferson County, KY Health
                      Facilities (University Medical Center)(1)    5.250        07/01/2022           75,062
       970,000        Kenton County, KY Airport
                      (Delta Airlines)(3)                          8.000        12/01/2015               10
        80,000        KY Hsg. Corp.(1)                             5.200        07/01/2022           80,145
        15,000        Springfield, KY Educational
                      Devel. (St. Catherine College)(1)            5.750        10/01/2035           15,024
                                                                                                -----------
                                                                                                    185,240
LOUISIANA-2.3%
     8,280,000        LA HFA (La Chateau)(1)                       6.875        09/01/2029        8,737,222
     5,000,000        LA HFA (La Chateau)(1)                       7.250        09/01/2039        5,251,750
     2,000,000        LA Local Government
                      EF&CD Authority (Baton
                      Rouge Student Hsg.)                          5.250        09/01/2018        1,089,360
        35,000        LA Local Government EF&
                      CD Authority (Baton Rouge Student Hsg.)      5.250        09/01/2035           19,048
     3,085,000        LA Local Government EF&
                      CD Authority (Baton Rouge
                      Student Hsg.)                                5.500        09/01/2022        1,679,813
     1,000,000        LA Local Government EF&
                      CD Authority (Bellemont
                      Apartments)(1)                               6.000        09/01/2022          903,700
     1,750,000        LA Local Government
                      EF&CD Authority (Bellemont
                      Apartments)(1)                               6.000        09/01/2027        1,477,403
     3,925,000        LA Local Government EF&CD
                      Authority (Bellemont Apartments)(1)          6.000        09/01/2035        3,094,549
       550,000        LA Local Government
                      EF&CD Authority
                      (Bellemont Apartments)(1)                    7.500        09/01/2016          525,553

                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
      AMOUNT                                                       COUPON        MATURITY          VALUE
------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
$      1,240,000      LA Local Government
                      EF&CD Authority (Capital
                      Projects and Equipment)(1)                   6.550%       09/01/2025     $    1,253,243
          25,000      LA Public Facilities Authority
                      (Dillard University)(1)                      5.300        08/01/2026             25,948
      19,250,000      LA Public Facilities Authority
                      (OLOLRMC/OLOLMC
                      Obligated Group)(1)                          6.750        07/01/2039         21,083,178
       2,480,000      LaFourche Parish, LA Hsg.
                      Authority (City Place II)(1)                 6.700        01/20/2040          2,607,224
       2,500,000      Lakeshore Villages, LA Master
                      Community Devel. District6                   5.250        07/01/2017            999,275
          20,000      New Orleans, LA Exhibit Hall
                      Special Tax (Ernest N. Morial)(1)            5.000        07/15/2025             19,629
          75,000      New Orleans, LA Exhibit Hall
                      Special Tax (Ernest N. Morial)(1)            5.000        07/15/2027             73,005
         140,000      New Orleans, LA Exhibit Hall
                      Special Tax (Ernest N. Morial)(1)            5.500        07/15/2018            140,130
         290,000      New Orleans, LA Exhibit Hall
                      Special Tax (Ernest N. Morial)(1)            5.600        07/15/2025            290,006
          40,000      New Orleans, LA Public
                      Improvement District(1)                      5.125        12/01/2026             40,019
         160,000      Pointe Coupee Parish, LA
                      Pollution Control (Gulf State
                      Utilities Company)(1)                        6.700        03/01/2013            160,606
                                                                                                -------------
                                                                                                   49,470,661
MAINE-0.4%
       2,000,000      ME H&HEFA (Maine
                      General Medical Center)(1)                   6.750        07/01/2036          2,078,860
       5,000,000      ME H&HEFA (Maine
                      General Medical Center)(1)                   7.500        07/01/2032          5,485,800
                                                                                                -------------
                                                                                                    7,564,660
MARYLAND-0.4%
          10,000      Baltimore, MD Wastewater(1)                  5.125        07/01/2042             10,071
          20,000      MD EDC Student Hsg.
                      (Allegheny College Hsg.)(1)                  5.750        09/01/2020             18,078
          40,000      MD EDC Student Hsg.
                      (Allegheny College Hsg.)(1)                  6.000        09/01/2032             32,324
       4,900,000      MD EDC Student Hsg.
                      (Bowie State University)(1)                  5.375        06/01/2033          4,033,974
         620,000      MD EDC Student Hsg.
                      (Collegiate Hsg. Foundation)(1)              5.750        06/01/2029            620,105
         520,000      MD EDC Student Hsg.
                      (Collegiate Hsg. Foundation)(1)              6.000        06/01/2030            519,943
          50,000      MD EDC Student Hsg.
                      (Morgan State University)(1)                 6.000        07/01/2034             46,437
       2,000,000      MD EDC Student Hsg.
                      (University of Maryland)(1)                  5.625        10/01/2023          1,485,200
          65,000      MD EDC Student Hsg.
                      (University Village at
                      Sheppard Pratt)(1)                           6.000        07/01/2033             57,338
          65,000      MD H&HEFA (Johns
                      Hopkins Hospital)(1)                         5.375        07/01/2020             65,095
         979,000      Prince Georges County,
                      MD Special District (Victoria Falls)(1)      5.250        07/01/2035            872,034
         750,000      Salisbury, MD Special
                      Obligation (Villages at
                      Aydelotte Farm)                              5.250        01/01/2037            301,320
                                                                                                -------------
                                                                                                    8,061,919
MASSACHUSETTS-0.1%
         100,000      MA Devel. Finance
                      Agency (Boston Biomedical
                      Research)(1)                                 5.750        02/01/2029             91,215
         260,000      MA Devel. Finance Agency
                      (Evergreen Center)(1)                        5.500        01/01/2035            234,512
         750,000      MA Devel. Finance Agency
                      (Lasell College)(1)                          5.500        07/01/2026            747,698

                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

       PRINCIPAL
        AMOUNT                                                     COUPON        MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
$        461,488          MA Devel. Finance
                          Agency (Linden Ponds)                    0.605 %(4)   11/15/2056     $      2,280
          92,782          MA Devel. Finance
                          Agency (Linden Ponds)(1)                 5.500        11/15/2046           56,373
          14,103          MA Devel. Finance
                          Agency (Linden Ponds)(1)                 6.250        11/15/2039           10,257
       1,733,606          MA Devel. Finance
                          Agency (Linden Ponds)(1)                 6.250        11/15/2046        1,233,495
          40,000          MA Devel. Finance
                          Agency (Northern Berkshire
                          Community Services)                      6.250        08/15/2029           17,859
          50,000          MA Devel. Finance Agency
                          (Orchard Cove)(1)                        5.250        10/01/2037           38,311
          25,000          MA H&EFA (Beverly
                          Hospital Corp.)(1)                       5.250        07/01/2023           25,010
         450,000          MA H&EFA (North Adams
                          Regional Hospital)(3)                    6.625        07/01/2018          200,916
         225,000          MA H&EFA (Tufts Medical
                          Center)(1)                               5.000        05/15/2022          230,789
          55,000          MA H&EFA (VC/TC/FRS/VCS
                          Obligated Group)(1)                      5.300        11/15/2028           51,008
         255,000          MA Industrial Finance Agency
                          (Avon Associates)(1)                     5.375        04/01/2020          255,286
                                                                                                 ----------
                                                                                                  3,195,009
MICHIGAN-2.6%
          30,000          Clare County, MI Sewer
                          Disposal System(1)                       5.850        11/01/2021           30,934
         680,000          Detroit, MI GO(1)                        5.250        04/01/2016          628,606
          10,000          Detroit, MI Local Devel.
                          Finance Authority(1)                     5.500        05/01/2021            6,256
       2,250,000          Detroit, MI Sewer
                          Disposal System(1)                       6.500        07/01/2024        2,539,665
       2,850,000          Detroit, MI Sewer
                          Disposal System(1)                       7.500        07/01/2033        3,383,720
         155,000          Flint, MI Hospital
                          Building Authority
                          (Hurley Medical Center)(1)               5.375        07/01/2018          153,069
       2,200,000          Grand Traverse Academy,
                          MI Public School Academy(1)              4.625        11/01/2027        1,699,170
       1,000,000          Grand Traverse Academy,
                          MI Public School Academy(1)              4.750        11/01/2032          730,740
         500,000          Grand Traverse Academy,
                          MI Public School Academy(1)              5.000        11/01/2022          438,485
       3,050,000          Grand Traverse County,
                          MI Hospital Authority
                          (Munson Healthcare)(1)                   5.375        07/01/2035        3,065,738
         200,000          Highland Park, MI
                          Building
                          Authority(1)                             7.750        05/01/2018          212,974
       4,000,000          Kent, MI Hospital
                          Finance
                          Authority (Spectrum Health)(1)           5.000        11/15/2029        4,090,240
         600,000          MI Finance Authority
                          (Old Redford Public
                          School Academy)(1)                       5.900        12/01/2030          532,764
         600,000          MI Finance Authority
                          (Old Redford Public
                          School Academy)(1)                       6.500        12/01/2040          545,034
         155,000          MI Hospital Finance
                          Authority (BGH/ZHCC/
                          BCCC/CEMS Obligated Group)(1)            5.000        02/15/2018          155,050
          10,000          MI Hospital Finance Authority
                          (OHC/OUH Obligated Group)(1)             5.000        08/15/2018           10,017
          75,000          MI Hospital Finance Authority
                          (OHC/OUH Obligated Group)(1)             5.000        08/15/2031           75,020
          10,000          MI Hospital Finance Authority
                          (Sisters of Mercy Health System)(1)      5.250        08/15/2021           10,037
      14,600,000          MI Hospital Finance Authority
                          (Trinity Health)(2)                      6.125        12/01/2023       16,627,064
          15,000          MI Hsg. Devel. Authority
                          (Walled Lake Villa)(1)                   6.000        04/15/2018           15,034

                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
      AMOUNT                                                       COUPON        MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
$        340,000      MI John Tolfree Health
                      System Corp.(1)                              6.000%       09/15/2023       $    289,384
       1,155,000      MI Public Educational
                      Facilities Authority
                      (Old Redford Academy)(1)                     6.000        12/01/2035            993,947
      10,828,504      MI Strategic Fund Limited
                      Obligation (Wolverine
                      Human Services)(1)                           5.850        08/31/2027          9,195,457
         470,000      MI Strategic Fund Limited
                      Obligation (Wolverine
                      Human Services)(1)                           7.875        08/31/2028            416,928
   1,323,000,000      MI Tobacco Settlement
                      Finance Authority                            9.838(4)     06/01/2058          7,594,020
         250,000      Monroe County, MI
                      Hospital Finance Authority
                      (Mercy Memorial Hospital Corp.)(1)           5.500        06/01/2035            228,448
         120,000      Mount Clemens, MI Hsg.
                      Corp. (FHA Section 8)                        6.600        06/01/2022            120,221
                      Series A(1)
          40,000      Northern MI University(1)                    5.000        12/01/2025             40,022
          15,000      Oakland County, MI Sewer
                      Disposal (White Lake
                      Township)(1)                                 6.000        05/01/2013             15,313
         400,000      Plymouth, MI Educational
                      Center Charter School
                      (Public School Academy)(1)                   5.375        11/01/2030            326,124
       1,325,000      Plymouth, MI Educational
                      Center Charter School
                      (Public School Academy)(1)                   5.625        11/01/2035          1,065,247
         405,000      Pontiac, MI Tax Increment
                      Finance Authority                            6.250        06/01/2022            256,333
          40,000      Royal Oak, MI Hospital
                      Finance Authority (William
                      Beaumont Hospital)(1)                        5.250        11/15/2031             39,998
          10,000      Royal Oak, MI Hospital Finance
                      Authority (William
                      Beaumont Hospital)(1)                        5.250        11/15/2035              9,885
          85,000      Wayne County, MI
                      Building Authority(1)                        5.250        06/01/2016             85,325
                                                                                                   ----------
                                                                                                   55,626,269
MINNESOTA-0.6%
         885,000      Columbia Heights,
                      MN EDA Tax Increment
                      (Huset Park Area Redevel.)(1)                5.375        02/15/2032            691,203
       1,260,000      Columbia Heights, MN Multifamily
                      & Health Care Facilities
                      (Crest View Corp.)(1)                        5.700        07/01/2042            941,333
         610,000      Minneapolis, MN Tax Increment
                      (St. Anthony Falls)(1)                       5.750        02/01/2027            568,874
         975,000      Mound, MN Hsg. & Redevel.
                      Authority (Metroplaines)(1)                  5.000        02/15/2027            881,849
       1,615,000      St. Anthony, MN Hsg. & Redevel.
                      Authority (Silver Lake Village)(1)           5.000        02/01/2031          1,360,315
         110,000      St. Anthony, MN Hsg. & Redevel.
                      Authority (Silver Lake Village)(1)           5.375        08/01/2021            107,104
       1,500,000      St. Anthony, MN Hsg. & Redevel.
                      Authority (Silver Lake Village)(1)           5.625        02/01/2031          1,367,580
          98,000      St. Paul, MN Hsg. & Redevel.
                      Authority (Great Northern Lofts)(1)          6.250        03/01/2029             96,312
       6,744,000      St. Paul, MN Hsg. & Redevel
                      Authority (Upper Landing)(1)                 7.000        03/01/2029          6,746,360
         360,000      St Paul, MN Port Authority
                      (Great Northern)(1)                          6.000        03/01/2030            335,740
                                                                                                   ----------
                                                                                                   13,096,670

                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
      AMOUNT                                                                             COUPON          MATURITY        VALUE
---------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI-0.3%
$         80,000               Gulfport, MS Hospital Facility
                               (Memorial Hospital at Gulfport)(1)                        5.750%         07/01/2031    $    80,027
          45,000               Gulfport, MS Hospital Facility
                               (Memorial Hospital at Gulfport)(1)                        6.200          07/01/2018         45,090
          60,000               Lowndes County, MS Solid Waste Disposal &
                               Pollution Control (Weyerhaeuser Company)(1)               6.800          04/01/2022         64,000
         965,000               Meridian, MS Tax Increment (Meridian Crossroads)(1)       8.750          12/01/2024        991,837
       5,145,000               MS Home Corp. (Valley State Student Hsg.)                 5.500          12/01/2035      2,998,969
       1,150,000               MS Hospital Equipment & Facilities Authority
                               (Southwest Mississippi Regional Medical Center)(1)        5.750          04/01/2023      1,144,239
                                                                                                                      -----------
                                                                                                                        5,324,162
MISSOURI-3.2%
          95,000               Bates County, MO Hospital
                               (Bates County Memorial Hospital)(1)                       5.650          03/01/2021         95,017
         200,000               Belton, MO Tax Increment (Belton Town Center)(1)          5.625          03/01/2025        176,390
         310,000               Branson Hills, MO Infrastructure Facilities(1)            5.000          04/01/2013        303,540
         250,000               Branson Hills, MO Infrastructure Facilities(1)            5.500          04/01/2027        170,650
         900,000               Branson, MO IDA (Branson Hills Redevel.)(1)               5.750          05/01/2026        777,915
         365,000               Branson, MO IDA (Branson Hills Redevel.)(1)               7.050          05/01/2027        332,909
       1,760,000               Branson, MO IDA (Branson Landing)(1)                      5.250          06/01/2021      1,589,632
       7,730,000               Branson, MO IDA (Branson Shoppe Redevel.)(1)              5.950          11/01/2029      6,666,043
         675,000               Broadway-Fairview, MO Transportation Devel.
                               District (Columbia)(1)                                    5.875          12/01/2031        507,749
         400,000               Chillicothe, MO Tax Increment (South U.S. 65)(1)          5.500          04/01/2021        372,664
         400,000               Chillicothe, MO Tax Increment (South U.S. 65)(1)          5.625          04/01/2027        348,604
         765,000               Hawk Ridge, MO Transportation Devel. District(1)          4.650          02/01/2017        668,281
       3,840,000               Hawk Ridge, MO Transportation Devel. District(1)          5.000          02/01/2030      2,272,819
      13,500,000               Hazelwood, MO Transportation Devel.
                               District (370/ Missouri Bottom Road/Tausig Road)(1)       7.200          05/01/2033     13,180,455
       2,575,000               Independence, MO 39th Street Transportation(1)            6.875          09/01/2032      2,474,343
       1,050,000               Kansas City, MO Tax Increment (Briarcliff West)(1)        5.150          06/01/2016      1,048,940
       1,250,000               Kansas City, MO Tax Increment (Briarcliff West)(1)        5.400          06/01/2024      1,105,438
         800,000               Kansas City, MO Tax Increment
                               (Shoal Creek Parkway)(1)                                  6.500          06/01/2025        807,176
       2,880,000               Kansas City, MO Tax Increment (Southtown)(1)              6.000          03/01/2017      2,891,434
         515,000               Lees Summit, MO IDA (Kensington Farms)(1)                 5.500          03/01/2021        471,570
         250,000               Lees Summit, MO IDA (Kensington Farms)(1)                 5.750          03/01/2029        211,340
         790,000               Liberty, MO Tax Increment (Liberty Triangle)(1)           5.875          10/01/2029        708,140
       2,100,000               Maplewood, MO Tax (Maplewood South Redevel.)(1)           5.750          11/01/2026      1,880,130
         355,000               MO Grindstone Plaza Transportation Devel. District(1)     5.500          10/01/2031        248,344
           5,000               MO H&EFA (FHS/FNH Obligated Group)(1)                     5.375          02/15/2014          5,015
      10,280,678               MO Hanley/Eager Road Transportation
                               Devel. District, Series A                                 7.750(4)       12/01/2023      4,101,991
         234,000               Northwoods, MO Transportation Devel. District(1)          5.850          02/01/2031        189,474
       1,675,000               Osage Beach, MO Tax Increment (Prewitts Point)(1)         4.800          05/01/2016      1,641,718

                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
      AMOUNT                                                               COUPON          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
 $ 1,500,000       Osage Beach, MO Tax Increment (Prewitts Point)(1)       5.000%         05/01/2023    $1,291,275
     350,000       Ozark Centre, MO Transportation Devel. District(1)      5.375          09/01/2032       290,091
   1,500,000       Raymore, MO Tax Increment(1)                            5.375          03/01/2020       917,145
   2,750,000       Raymore, MO Tax Increment(1)                            5.625          03/01/2028     1,541,815
   2,500,000       Richmond Heights, MO Tax Increment &
                   Transportation Sales Tax(1)                             5.625          11/01/2025     2,311,700
   1,000,000       St. Joseph, MO IDA, Series B(1)                         5.375          11/01/2023       930,890
     905,000       St. Joseph, MO IDA, Series B(1)                         5.500          11/01/2027       815,803
   1,645,000       St. Louis, MO IDA (Southtown Redevel.)(1)               5.125          05/01/2026     1,527,975
     481,000       St. Louis, MO Tax Increment (1505 Missouri
                   Avenue Redevel.)                                        6.000          08/04/2025       405,132
     846,000       St. Louis, MO Tax Increment (1601 Washington
                   Redevel.)(1)                                            6.000          08/21/2026       708,322
   1,879,000       St. Louis, MO Tax Increment (1619 Washington
                   Redevel.)                                               5.500          03/09/2027     1,470,449
     662,000       St. Louis, MO Tax Increment (Pet Building Redevel.)     5.500          05/29/2028       518,584
     545,000       St. Louis, MO Tax Increment (Printers Lofts)(6)         6.000          08/21/2026       356,185
     802,000       St. Louis, MO Tax Increment (Washington East
                   Condominiums)(1)                                        5.500          01/20/2028       644,471
     500,000       St. Louis, MO Tax Increment (Washington East
                   Condominiums)(1)                                        5.500          01/20/2028       392,030
   1,080,000       St. Louis, MO Tax Increment Financing (Ludwig
                   Lofts)(1)                                               6.690          04/21/2029       945,281
     373,000       St. Louis, MO Tax Increment Financing, Series A         5.500          09/02/2028       289,519
   3,255,000       St. Louis, MO Tax Increment, Series A(1)                6.600          01/21/2028     2,863,163
     620,000       Stone Canyon, MO Improvement District
                   (Infrastructure)(1)                                     5.700          04/01/2022       511,246
     320,000       Stone Canyon, MO Improvement District
                   (Infrastructure)(1)                                     5.750          04/01/2027       241,766
     200,000       Suemandy, MO Mid-Rivers Community
                   Improvement District(1)                                 7.000          10/01/2019       205,352
     950,000       Suemandy, MO Mid-Rivers Community
                   Improvement District(1)                                 7.500          10/01/2029       965,742
   1,000,000       University Place, MO Transportation
                   Devel. District(1)                                      5.000          03/01/2026       754,420
   2,500,000       University Place, MO Transportation
                   Devel. District(1)                                      5.000          03/01/2032     1,714,500
                                                                                                        ----------
                                                                                                        67,860,577
MONTANA-0.4%
  11,710,000       Hardin, MT Tax Increment Industrial
                   Infrastructure Devel. (Rocky Mountain Power)(1)         0.000(5)       09/01/2031     8,055,895
     375,000       MT Facilities Finance Authority
                   (St. John's Lutheran)(1)                                6.000          05/15/2025       351,863
                                                                                                        ----------
                                                                                                         8,407,758
NEBRASKA-0.3%
   2,915,000       NE Educational Facilities Authority (Midland
                   Lutheran College)(1)                                    5.600          09/15/2029     2,221,405
   1,150,000       NE Educational Finance Authority (Concordia
                   University)(1)                                          5.000          10/01/2037       970,497

                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
   AMOUNT                                                                    COUPON          MATURITY       VALUE
---------------------------------------------------------------------------------------------------------------------
NEBRASKA Continued
$   2,200,000        Santee Sioux Nation, NE Tribal Health Care
                     (Indian Health Service)(1)                              8.750%         10/01/2020    $ 2,203,806
       40,000        Scotts Bluff County, NE Hospital Authority
                     (Regional West Medical Center)(1)                       5.250          11/15/2028         40,003
                                                                                                          -----------
                                                                                                            5,435,711
NEVADA-3.2%
   15,000,000        Clark County, NV Airport(2)                             5.750          07/01/2042     16,104,300
      325,000        Clark County, NV Improvement District(1)                5.000          02/01/2026        265,925
      260,000        Clark County, NV Improvement District(1)                5.050          02/01/2031        200,034
   20,000,000        Clark County, NV Water Reclamation District(2)          5.250          07/01/2038     21,195,000
    5,105,000        Director of the State of NV Dept. of Business &
                     Industry (Las Vegas Monorail)                           6.850(4)       01/01/2019        777,492
    1,000,000        Director of the State of NV Dept. of Business &
                     Industry (Las Ventanas Retirement)(3)                   7.000          11/15/2034        538,880
    1,150,000        Las Vegas, NV Local Improvement Bonds(1)                6.250          06/01/2024      1,113,016
    6,200,000        Las Vegas, NV Paiute Tribe, Series A(1)                 6.625          11/01/2017      4,945,864
    1,615,000        Las Vegas, NV Special Improvement District
                     (Sumerlin Village)(1)                                   5.875          06/01/2021      1,513,110
    9,270,000        Las Vegas, NV Special Improvement District
                     (Sumerlin Village)(1)                                   6.125          06/01/2031      7,980,172
       80,000        Mesquite, NV Special Improvement District
                     (Canyon Creek)(1)                                      5.200          08/01/2016         69,726
      130,000        Mesquite, NV Special Improvement District
                     (Canyon Creek)(1)                                       5.250          08/01/2017        109,344
      265,000        Mesquite, NV Special Improvement District
                     (Canyon Creek)(1)                                       5.300          08/01/2018        218,500
      595,000        Mesquite, NV Special Improvement District
                     No. 07-01 (Anthem at Mesquite)(1)                       5.850          08/01/2018        575,954
      965,000        Mesquite, NV Special Improvement District
                     No. 07-01 (Anthem at Mesquite)(1)                       6.000          08/01/2023        863,521
      515,000        Mesquite, NV Special Improvement District
                     No. 07-01 (Anthem at Mesquite)(1)                       6.000          08/01/2027        437,899
      735,000        Mesquite, NV Special Improvement District
                     No. 07-01 (Anthem at Mesquite)(1)                       6.150          08/01/2037        590,830
       25,000        Reno, NV Capital Improvement(1)                         5.125          06/01/2026         25,039
    3,035,000        Sparks, NV Redevel. Agency (Redevel Area No. 2)(1)      6.400          06/01/2020      3,070,449
    7,420,000        Sparks, NV Redevel. Agency (Redevel Area No. 2)(1)      6.700          06/01/2028      7,274,197
                                                                                                          -----------
                                                                                                           67,869,252
NEW HAMPSHIRE-3.0%
                     Manchester, NH Hsg. & Redevel. Authority,
      305,000        Series B                                                5.650(4)       01/01/2029         50,542
    3,220,000        Manchester, NH Hsg. & Redevel. Authority, Series B      5.700(4)       01/01/2030        478,041
      495,000        Manchester, NH Hsg. & Redevel. Authority, Series B      6.000(4)       01/01/2023        158,544
    1,000,000        Manchester, NH Hsg. & Redevel. Authority, Series B      6.750          01/01/2015        958,780
      425,000        NH Business Finance Authority (Huggins Hospital)(1)     6.875          10/01/2039        445,817
      120,000        NH H&EFA (Catholic Medical Center)(1)                   6.125          07/01/2032        121,219

                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
   AMOUNT                                                          COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE CONTINUED
$ 4,010,000  NH H&EFA (Franklin Pierce College)(1)                  6.050%     10/01/2034    $ 3,428,229
  1,235,000  NH H&EFA (LRG Healthcare)(1)                           5.500      10/01/2034      1,305,062
 21,000,000  NH H&EFA (LRG Healthcare)(2)                           7.000      04/01/2038     24,839,220
 22,000,000  NH H&EFA (LRGHealthcare)(2)                            5.500      10/01/2034     23,248,060
  1,980,000  NH H&EFA (Portsmouth Christian Academy)(1)             5.750      07/01/2023      1,740,083
  6,115,000  NH H&EFA (Portsmouth Christian Academy)(1)             5.850      07/01/2033      4,920,007
     40,000  NH H&EFA (St. Joseph Hospital/Youville
             House/Cove)(1)                                         5.500      07/01/2034         40,159
  1,270,000  NH HE&HFA (Franklin Pierce College)(1)                 5.300      10/01/2028      1,031,786
                                                                                              ----------
                                                                                              62,765,549
NEW JERSEY-2.9%
    830,000  NJ EDA (State Police Barracks)(1)                      5.000      06/15/2023        867,964
  5,610,000  NJ Health Care Facilities Financing Authority
             (Deborah Heart & Lung Center)(1)                       6.300      07/01/2023      5,011,694
  8,680,000  NJ Tobacco Settlement Financing Corp.(1)               4.625      06/01/2026      6,970,908
 45,240,000  NJ Tobacco Settlement Financing Corp.(1)               5.000      06/01/2029     34,072,958
 10,600,000  NJ Transportation Trust Fund Authority(1)              5.250      06/15/2031     11,403,480
  2,000,000  NJ Transportation Trust Fund Authority(1)              5.500      06/15/2041      2,163,620
  1,000,000  NJ Transportation Trust Fund Authority(1)              6.000      06/15/2035      1,150,190
                                                                                              ----------
                                                                                              61,640,814
NEW MEXICO-0.6%
  1,495,000  Cabezon, NM Public Improvement District(1)             6.300      09/01/2034      1,342,032
  6,115,000  Eldorado, NM Area Water and Sanitation District(1)     6.000      02/01/2023      5,621,153
     20,000  Farmington, NM Hospital (San Juan Medical
             Center/Interface, Inc. Obligated Group)(1)             5.000      06/01/2016         20,026
    500,000  Mariposa East, NM Public Improvement District(1)       6.000      09/01/2032        383,205
    300,000  Montecito Estates, NM Public Improvement
             District(1)                                            7.000      10/01/2037        267,681
  3,380,000  NM Educational Assistance Foundation(1)                5.900      09/01/2031      3,381,656
     25,000  NM Finance Authority (Workers Compensation
             Administration Building)(1)                            5.600      09/01/2014         25,078
  1,925,000  NM Trails Public Improvement District(1)               7.750      10/01/2038      1,793,061
                                                                                              ----------
                                                                                              12,833,892
NEW YORK-4.3%
  4,000,000  NY MTA, Series B(1)                                    5.000      11/15/2033      4,114,240
 19,080,000  NY Triborough Bridge & Tunnel Authority(2)             5.000      11/15/2037     20,288,909
 19,665,000  NYC GO(2)                                              5.375      04/01/2039     21,591,278
  4,000,000  NYC Municipal Water Finance Authority(1)               5.000      06/15/2032      4,325,000
 20,000,000  NYC Municipal Water Finance Authority(2)               5.000      06/15/2036     20,848,400
  5,500,000  NYC Transitional Finance Authority(1)                  5.000      02/01/2035      5,910,410
 10,000,000  NYS DA (St. Mary's Hospital for Children)(1)           7.875      11/15/2041      9,866,900
  4,000,000  NYS UDC (State Personal Income Tax Authority)(1)       5.000      03/15/2037      4,194,440
                                                                                              ----------
                                                                                              91,139,577

                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                            COUPON       MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
NORTH CAROLINA-0.0%
$     20,000  NC Medical Care Commission (ARC/HDS
              Alamance Hsg. Corp.)(1)                                  5.800%     10/01/2034    $    20,082
     625,000  NC Medical Care Commission Retirement Facilities
              (Village at Brookwood)(1)                                5.250      01/01/2032        494,363
                                                                                                -----------
                                                                                                    514,445
NORTH DAKOTA-0.0%
      40,000  Williston, ND Water Utility                              5.100      05/01/2013         40,113
OHIO-6.3%
   3,440,000  Bowling Green, OH Student Hsg. (CFP I-Bowling
              Green State University)(1)                               5.750      06/01/2031      3,364,733
   2,250,000  Bowling Green, OH Student Hsg. (CFP I-Bowling
              Green State University)(1)                               6.000      06/01/2045      2,192,805
  20,000,000  Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                      0.000(5)   06/01/2037     13,971,000
  13,960,000  Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                      5.125      06/01/2024     10,756,320
   2,555,000  Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                      5.375      06/01/2024      2,018,578
  20,820,000  Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                      5.750      06/01/2034     15,110,323
  20,360,000  Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                      5.875      06/01/2030     15,393,789
   4,130,000  Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                      6.000      06/01/2042      3,010,192
 970,100,000  Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)                                         7.251(4)   06/01/2047     29,510,442
 743,000,000  Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)                                         7.501(4)   06/01/2052     12,422,960
   2,000,000  Butler County, OH Hospital Facilities (UC Health)(1)     5.750      11/01/2040      1,970,860
   2,165,000  Centerville, OH Health Care (Bethany Lutheran
              Village)(1)                                              6.000      11/01/2038      1,885,217
   3,000,000  Cincinnati, OH Water System(1)                           5.000      12/01/2036      3,250,710
      40,000  Cleveland, OH Airport System(1)                          5.000      01/01/2031         40,002
     170,000  Cleveland, OH Rock Glen Hsg. Assistance Corp.
              (Ambleside Apartments)(1)                                7.000      06/01/2018        170,049
      15,000  Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                               5.500      02/15/2027         15,004
     295,000  Glenwillow Village, OH GO(1)                             5.875      12/01/2024        307,579
      25,000  Greene County, OH Economic Devel. (YMCA)(1)              6.000      12/01/2023         18,972
   1,000,000  Greene County, OH University Hsg. (Central State
              University)(1)                                           5.375      09/01/2022        747,360
   1,500,000  Greene County, OH University Hsg. (Central State
              University)(1)                                           5.625      09/01/2032        987,255
   1,000,000  Greene County, OH University Hsg. (Central State
              University)(1)                                           5.500      09/01/2027        694,620
   1,225,000  Grove City, OH Tax Increment Financing(1)                5.125      12/01/2016      1,223,322
   2,500,000  Grove City, OH Tax Increment Financing(1)                5.375      12/01/2031      2,062,900

                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

PRINCIPAL
  AMOUNT                                                         COUPON           MATURITY        VALUE
---------------------------------------------------------------------------------------------------------
OHIO CONTINUED
$1,020,000  Jeffrey Place, OH New Community Authority
            (Jeffrey Place Redevel.)(1)                           5.000%         12/01/2022    $  894,530
   150,000  Lucas County, OH Health Care Facilities
            (Sunset Retirement Communities)(1)                    6.625          08/15/2030       150,128
 4,500,000  OH Higher Education Facility Commission
            (Ashland University)(1)                               6.250          09/01/2024     4,581,990
 3,075,000  Port of Greater Cincinnati, OH Devel. Authority
            (Public Parking Infrastructure)(6)                    6.300          02/15/2024     2,075,963
 5,860,000  Port of Greater Cincinnati, OH Devel. Authority
            (Public Parking Infrastructure)(6)                    6.400          02/15/2034     3,493,029
   615,000  Summit County, OH Port Authority (Twinsburg
            Township)(1)                                          5.125          05/15/2025       548,519
   645,000  Toledo-Lucas County, OH Port Authority (Town
            Square at Levis Commons)(1)                           5.400          11/01/2036       425,906
                                                                                              -----------
                                                                                              133,295,057
OKLAHOMA-0.1%
    15,000  Grady County, OK Industrial Authority
            (Correctional Facilities)(1)                          6.000          11/01/2029        13,671
   500,000  Grady County, OK Industrial Authority
            (Correctional Facilities)                             7.800          11/01/2014       418,110
 2,000,000  Langston, OK EDA (Langston University)(1)             5.000          05/01/2030     1,957,480
   770,000  Langston, OK EDA (Langston University)(1)             5.250          05/01/2026       776,129
    20,000  Texas County, OK Devel Authority Student Hsg.
            (OPSU-Goodwell)(1)                                    5.450          11/01/2034        18,266
                                                                                              -----------
                                                                                                3,183,656
OREGON-0.0%
    25,000  Clackamas County, OR Hospital Facility Authority
            (Williamette Falls Hospital)(1)                       6.000          04/01/2019        25,028
   340,000  OR Facilities Authority (Concordia University)(1)     6.125          09/01/2030       345,644
   500,000  OR Facilities Authority (Concordia University)(1)     6.375          09/01/2040       508,205
     5,000  OR GO (Veterans Welfare)(1)                           5.250          10/01/2042         5,004
   100,000  OR Health & Science University, Series A(1)           5.250          07/01/2028       100,077
                                                                                              -----------
                                                                                                  983,958
PENNSYLVANIA-1.2%
    75,000  Blair County, PA IDA (The Village at Penn State
            Retirement Community)(3)                              6.900          01/01/2022        42,733
   500,000  Chester County, PA H&EFA (Chester County
            Hospital)(1)                                          6.750          07/01/2031       488,515
   500,000  Luzerne County, PA IDA(1)                             7.500          12/15/2019       495,015
   500,000  Luzerne County, PA IDA(1)                             7.750          12/15/2027       500,170
    25,000  Northumberland County, PA IDA (NHS Youth
            Services)(1)                                          5.500          02/15/2033        13,956
 3,605,000  Northumberland County, PA IDA (NHS Youth
            Services)(1)                                          7.750          02/15/2029     2,783,421
 2,230,000  PA EDFA (Northwestern Human Services)(1)              5.250          06/01/2028     1,782,461
 5,000,000  PA HEFA (MCP/HUHS/AUS Obligated Group)(1)             5.875          11/15/2016     4,926,200

                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                      COUPON         MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$ 3,500,000   PA HEFA (MCP/HUHS/AUS Obligated
              Group)(1)                                        5.875%       11/15/2021   $ 3,305,925
  2,000,000   PA HEFA (Shippensburg University)(1)             6.250        10/01/2043     2,042,840
  3,255,000   PA Turnpike Commission(1)                        0.000(5)     12/01/2034     2,668,319
  1,000,000   Philadelphia, PA H&HEFA (Centralized
              Comprehensive Human Services)(1)                 7.250        01/01/2021       963,670
  4,750,000   Philadelphia, PA H&HEFA (Temple
              University Hospital)(1)                          6.625        11/15/2023     4,749,478
                                                                                          ----------
                                                                                          24,762,703
RHODE ISLAND-0.3%
  5,000,000   Central Falls, RI Detention Facility(1)          7.250        07/15/2035     3,919,400
     50,000   Providence, RI HDC (Barbara Jordan
              Apartments)(1)                                   6.750        07/01/2025        50,099
     25,000   Providence, RI Public Building
              Authority(1)                                     5.400        12/15/2012        25,067
    160,000   RI Health & Educational Building Corp.
              (Johnson & Wales University)(1)                  6.100        04/01/2026       158,030
     40,000   RI Hsg. & Mtg. Finance Corp.
              (Homeownership Opportunity)(1)                   6.500        04/01/2027        40,063
 33,305,000   RI Tobacco Settlement Financing
              Corp. (TASC)                                     6.125(4)     06/01/2052       357,696
 10,375,000   RI Tobacco Settlement Financing
              Corp. (TASC)                                     6.750(4)     06/01/2052        91,923
  1,300,000   Tiverton, RI Special Obligation
              Tax (Mount Hope  Bay Village)(1)                 6.875        05/01/2022     1,274,845
                                                                                          ----------
                                                                                           5,917,123
SOUTH CAROLINA-1.2%
    500,000   Allendale County, SC School District
              Energy  Savings Special Obligation(1)            8.500        12/01/2018       523,380
  1,925,000   Lancaster County, SC (Sun City Carolina
              Lakes)(1)                                        5.450        12/01/2037     1,621,832
  5,655,000   Richland County, SC Assessment Revenue
              (Village at Sandhill Improvement District)(1)    6.200        11/01/2036     4,650,333
    600,000   SC Connector 2000 Assoc. Toll Road,
              Series B                                         5.535(4)     01/01/2020        86,694
  6,565,000   SC Connector 2000 Assoc. Toll Road,
              Series B                                         5.781(4)     01/01/2021       898,026
 11,240,000   SC Connector 2000 Assoc. Toll Road,
              Series B                                         6.697(4)     01/01/2026     1,142,996
  5,285,000   SC Educational Facilities Authority
              (Benedict College)(1)                            5.600        07/01/2022     4,490,242
  2,420,000   SC Educational Facilities Authority
              (Benedict College)(1)                            5.625        07/01/2031     1,810,523
    550,000   SC Educational Facilities Authority
              (Southern Wesleyan University)(1)                5.750        03/01/2029       544,599
     35,000   SC Hsg. Finance & Devel. Authority,
              Series A-1(1)                                    5.300        07/01/2031        35,016
  2,500,000   SC Jobs-EDA (Coastal Hsg. Foundation)(1)         6.250        04/01/2035     2,591,600
  2,000,000   SC Jobs-EDA (Coastal Hsg. Foundation)(1)         6.500        04/01/2042     2,091,120
  2,750,000   SC Jobs-EDA (Lutheran Homes)(1)                  5.500        05/01/2028     2,401,135
    935,000   SC Jobs-EDA (Palmetto Health)(1)                 5.375        08/01/2022     1,005,695
  2,000,000   SC Jobs-EDA (Palmetto Health)(1)                 5.500        08/01/2026     2,057,600
     30,000   SC State Budget & Control Board
              (Harden Street Facilities)                       6.000        12/01/2011        30,125
                                                                                          ----------
                                                                                          25,980,916

                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

PRINCIPAL
  AMOUNT                                                                         COUPON        MATURITY       VALUE
---------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA-0.0%
$  135,000 SD Educational Enhancement Funding Corp.
           Tobacco Settlement(1)                                                 6.500%       06/01/2032    $ 137,588
TENNESSEE-0.5%
    25,000 Jackson, TN Health Educational & Hsg. Facilities
           Board (Lambuth University)(1)                                         5.900        09/01/2015       20,283
   115,000 Johnson City, TN H&EFB (Johnson City Medical
           Center)(1)                                                            5.250        07/01/2028      105,133
 5,000,000 TN Energy Acquisition Gas Corp.(1)                                    5.000        02/01/2024    4,966,450
 5,000,000 TN Energy Acquisition Gas Corp.(1)                                    5.000        02/01/2027    4,923,350
                                                                                                           ----------
                                                                                                           10,015,216
TEXAS-8.5%
 1,305,000 Anson, TX Education Facilities Corp. Student
           Hsg. (University of Texas/Waterview Park)(1)                          5.100        01/01/2034      990,665
 6,035,000 Beasley, TX Higher Education Finance Corp.,
           Series A(1)                                                           5.125        12/01/2034    5,393,238
 3,090,000 Bexar County, TX HFC (American Opportunity
           Hsg.-Nob Hill Apartments)                                             6.000        06/01/2021    1,853,784
 6,625,000 Bexar County, TX HFC (American Opportunity
           Hsg.-Nob Hill Apartments)                                             6.000        06/01/2031    3,974,536
 5,765,000 Bexar County, TX HFC (American Opportunity
           Hsg.-Waterford/Kingswood)(1)                                          7.000        12/01/2036    4,847,270
   400,000 Bexar County, TX HFC (Doral Club)(1)                                  8.750        10/01/2036      276,228
    40,000 Brazoria County, TX Municipal Utility District
           No. 18(1)                                                             5.300        09/01/2028       40,000
    20,000 Brazos County, TX HFDC (Franciscan Services
           Corp.)(1)                                                             5.375        01/01/2032       19,950
    60,000 Collin County, TX HFC (Community College
           District Foundation)(1)                                               5.250        06/01/2031       39,778
    25,000 Dallas-Fort Worth, TX International Airport Facility(1)               5.200        01/15/2031       25,006
   700,000 Danbury, TX Higher Education Finance Corp.
           (Island Foundation)(1)                                                6.250        02/15/2036      602,056
 7,650,000 Donna, TX GO(1)                                                       6.250        02/15/2037    5,807,574
   250,000 El Paso County, TX HFC (American Village
           Communities), Series A(1)                                             6.250        12/01/2020      252,140
   335,000 El Paso County, TX HFC (El Paso American Hsg.
           Foundation), Series A(1)                                              6.375        12/01/2032      336,417
 5,171,000 Escondido, TX Public Improvement District
           (Horseshoe Bay)(1)                                                    7.250        10/01/2033    4,933,858
    20,000 Harris County, TX HFDC (Texas Children's Hospital)(1)                 5.250        10/01/2029       20,074
    45,000 Harris County-Houston, TX Sports Authority(1)                         5.000        11/15/2025       41,942
16,000,000 Houston, TX Airport System, Series A(2)                               5.500        07/01/2039   17,011,040
   300,000 Houston, TX Higher Education Finance Corp. (Cosmos Foundation)(1)     6.500        05/15/2031      319,506
 2,345,000 Lubbock, TX HFC (Las Colinas Quail Creek
           Apartments)(1)                                                        6.000        07/01/2022    2,047,420
 1,530,000 Lubbock, TX HFC (Las Colinas Quail Creek
           Apartments)(1)                                                        6.000        07/01/2025    1,271,568

                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

 PRINCIPAL
  AMOUNT                                                           COUPON        MATURITY        VALUE
---------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$   770,000 Lubbock, TX HFC (Las Colinas Quail Creek
            Apartments)(1)                                         6.000%       07/01/2032    $   593,146
  2,900,000 Lufkin, TX Health Facilities Devel. Corp.
            (Memorial Health System of East Texas)(1)              6.250        02/15/2037      2,738,296
    700,000 Maverick County, TX GO COP(1)                          8.750        03/01/2034        691,411
  2,350,000 Maverick County, TX GO COP(1)                          8.750        03/01/2034      2,272,145
  8,915,000 McLennan County, TX Public Facility Corp.(1)           6.625        06/01/2035      9,607,161
    150,000 Midlothian, TX Devel. Authority Tax Increment(1)       5.125        11/15/2026        133,094
 12,000,000 North Central TX HFDC (Children's
            Medical Center)(2)                                     5.750        08/15/2039     12,704,640
     15,000 North TX Tollway Authority (Dallas North
            Tollway System)(1)                                     5.000        01/01/2023         15,015
  3,695,000 Sabine, TX River Authority Pollution Control
            (TXU Electric Company)                                 6.150        08/01/2022        890,421
 16,000,000 Tarrant County, TX Cultural Education Facilities
            Finance Corp. (Baylor Health Care System)(2)           6.250        11/15/2029     17,810,560
  2,500,000 Tomball, TX Hospital Authority (Tomball
            Regional Hospital)(1)                                  5.000        07/01/2020      2,863,500
  6,782,000 Trophy Club, TX Public Improvement
            (Highlands Trophy Club)(1)                             7.750        10/01/2037      6,417,332
    110,000 TX Dormitory Finance Authority (Temple
            Junior College Foundation)                             5.750        09/01/2027         69,226
    485,000 TX Dormitory Finance Authority (Temple
            Junior College Foundation)                             6.000        09/01/2033        302,441
  3,750,000 TX Municipal Gas Acquisition & Supply Corp.(1)         5.250        12/15/2020      3,795,113
 55,000,000 TX Municipal Gas Acquisition & Supply Corp.(2)         6.250        12/15/2026     58,117,840
  1,700,000 TX Public Finance Authority Charter School
            Finance Corp. (Cosmos Foundation)(1)                   6.000        02/15/2030      1,739,899
    660,000 TX Public Finance Authority Charter School
            Finance Corp. (Ed-Burnham Wood)(1)                     6.250        09/01/2036        583,724
  1,085,000 TX Public Finance Authority Charter School
            Finance Corp. (New Fontiers School)(1)                 5.800        08/15/2040        994,435
 18,750,000 TX Turnpike Authority (Central TX Turnpike
            System)                                                6.590(4)     08/15/2037      3,465,563
  4,075,000 Wichita County, TX HFDC (Wichita Falls
            Retirement Foundation)(1)                              6.250        01/01/2028      4,080,950
                                                                                             ------------
                                                                                              179,989,962
U.S. POSSESSIONS-2.5%
     40,000 Guam GO(1)                                             5.400        11/15/2018         39,377
    500,000 Guam Government Department of Education COP
            (John F. Kennedy High School)(1)                       6.625        12/01/2030        507,690
    800,000 Guam Government Department of Education COP
            (John F. Kennedy High School)(1)                       6.875        12/01/2040        816,816
  9,000,000 Puerto Rico Commonwealth GO(1)                         5.750        07/01/2036      9,251,100
  2,000,000 Puerto Rico Commonwealth GO(1)                         6.000        07/01/2039      2,081,980
  5,000,000 Puerto Rico Commonwealth GO(1)                         6.500        07/01/2037      5,449,100
  2,830,000 Puerto Rico Electric Power Authority, Series AAA(1)    5.250        07/01/2028      2,914,164

                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

   PRINCIPAL
     AMOUNT                                                              COUPON        MATURITY      VALUE
-------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$    65,000     Puerto Rico Infrastructure(1)                            5.000%       07/01/2041  $    61,862
    850,000     Puerto Rico Infrastructure(1)                            5.500        07/01/2024      890,282
  8,000,000     Puerto Rico Infrastructure                               7.075(4)     07/01/2030    2,396,560
  7,550,000     Puerto Rico Public Buildings Authority(1)                6.250        07/01/2026    8,209,417
  1,000,000     Puerto Rico Public Buildings Authority(1)                6.250        07/01/2031    1,111,820
 29,670,000     Puerto Rico Sales Tax Financing Corp., Series A          6.110(4)     08/01/2044    3,795,980
  2,000,000     Puerto Rico Sales Tax Financing Corp., Series A(1)       6.500        08/01/2044    2,257,720
 14,000,000     Puerto Rico Sales Tax Financing Corp., Series A          6.530(4)     08/01/2047    1,461,740
 50,000,000     Puerto Rico Sales Tax Financing Corp., Series A          7.280(4)     08/01/2034   12,315,000
                                                                                                  -----------
                                                                                                   53,560,608
UTAH-0.1%
    285,000     Utah County, UT Charter School (Lincoln Academy)(1)      5.875        06/15/2037      231,759
    275,000     Utah County, UT Charter School (Renaissance Academy)(1)  5.625        07/15/2037      219,720
  1,500,000     West Valley City, UT Sewer (East Hollywood High
                School)(1)                                               5.625        06/15/2037    1,149,885
                                                                                                  -----------
                                                                                                    1,601,364
VERMONT-0.0%
     85,000     VT EDA (Wake Robin Corp.)(1)                             6.300        03/01/2033       79,248
    697,008     VT Educational & Health Buildings Financing
                Agency (Marlboro College)(1)                             2.779        04/01/2019      578,119
    125,000     VT Student Assistance Corp.(1)                           5.000        03/01/2026      125,560
                                                                                                     --------
                                                                                                      782,927
VIRGINIA-1.9%
  2,300,000     Buena Vista, VA Public Recreational
                Facilities Authority (Golf Course)(1)                    5.250        07/15/2025    1,902,583
    825,000     Buena Vista, VA Public Recreational
                Facilities Authority (Golf Course)(1)                    5.500        07/15/2035      657,872
    625,000     Celebrate, VA North Community Devel.
                Authority Special Assessment(1)                          6.750        03/01/2034      418,175
    699,000     Farms New Kent, VA Community Devel.
                Authority Special Assessment                             5.125        03/01/2036      419,197
  3,000,000     Farms New Kent, VA Community Devel.
                Authority Special Assessment                             5.450        03/01/2036    1,799,040
    750,000     Farms New Kent, VA Community Devel.
                Authority Special Assessment                             5.800        03/01/2036      449,775
     25,000     Greensville County, VA IDA (Georgia-Pacific Corp.)(1)    5.300        08/01/2014       25,153
    345,000     Manassas Park, VA Economic Devel. Authority(1)           6.000        07/15/2035      363,478
    900,000     New Port, VA CDA(1)                                      5.600        09/01/2036      498,321
     65,000     Norton, VA IDA (Norton Community Hospital)(1)            6.000        12/01/2022       63,055
  3,375,000     Peninsula, VA Town Center Community
                Devel. Authority Special Obligation(1)                   6.450        09/01/2037    3,395,756
    820,000     Stafford County & Staunton, VA IDA
                (Virginia Municipal League/Mt. Rogers)(1)                6.500        08/01/2028      802,723

                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
      AMOUNT                                                                 COUPON           MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
$        2,800,000  Stafford County & Staunton, VA IDA (Virginia
                    Municipal League/Mt. Rogers)(1)                           6.500%         08/01/2038    $ 2,637,796
           675,000  Suffolk, VA IDA (Lake Prince Center)(1)                   5.300          09/01/2031        608,276
         3,500,000  VA Celebrate South CDA Special Assessment                 6.250          03/01/2037      2,225,195
           950,000  VA College Building Authority (Regent University)(1)      5.000          06/01/2026        941,232
         6,000,000  VA College Building Authority (Regent University)(1)      5.000          06/01/2029      5,696,760
           685,000  VA College Building Authority Educational Facilities
                    (Regent University)(1)                                    5.000          06/01/2036        632,173
         3,700,000  VA Small Business Financing Authority (Hampton
                    Roads Proton)(1)                                          9.000          07/01/2039      3,903,981
        11,020,000  VA Tobacco Settlement Authority(1)                        5.000          06/01/2047      6,756,582
        35,170,000  VA Tobacco Settlement Authority                           5.670(4)       06/01/2047        706,214
       162,770,000  VA Tobacco Settlement Authority                           5.770(4)       06/01/2047      2,496,892
         5,000,000  VA Tobacco Settlement Financing Corp.                     0.000(5)       06/01/2046      3,010,600
                                                                                                           -----------
                                                                                                            40,410,829
WASHINGTON-3.1%
         1,000,000  Bremerton, WA Hsg. Authority(1)                           5.300          06/01/2026        915,270
         4,145,000  Bremerton, WA Hsg. Authority(1)                           5.500          06/01/2037      3,375,688
            25,000  Pierce County, WA Hsg. Authority(1)                       5.800          12/01/2023         21,200
           100,000  Port Camas, WA Public Industrial Corp. (James River
                    Corp. of Virginia)(1)                                     6.700          04/01/2023        100,083
         2,460,000  Seattle, WA Hsg. Authority (Gamelin House &
                    Genesee)(1)                                               5.700          11/01/2035      2,197,862
           165,000  Skagit Valley, WA College(1)                              5.625          11/01/2017        165,277
           140,000  Skagit Valley, WA College(1)                              5.750          11/01/2023        140,120
           500,000  Vancouver, WA Downtown Redevel. Authority
                    (Conference Center)(1)                                    5.250          01/01/2028        305,035
         1,800,000  Vancouver, WA Downtown Redevel. Authority
                    (Conference Center)(1)                                    5.250          01/01/2034      1,042,002
            60,000  Vancouver, WA Hsg. Authority(1)                           5.500          03/01/2028         60,061
         4,000,000  Vancouver, WA Hsg. Authority (Springbrook Village
                    Apartments)(1)                                            5.000          03/01/2025      4,175,600
        33,785,000  WA Health Care Facilities Authority (Catholic
                    Health Initiatives)(2)                                    6.375          10/01/2036     38,015,796
        15,000,000  WA Health Care Facilities Authority (Providence
                    Health System-Washington)(2)                              5.250          10/01/2033     15,679,050
           115,000  WA Health Care Facilities Authority (Swedish Health
                    System)(1)                                                5.125          11/15/2022        115,087
            90,000  WA Health Care Facilities Authority (Yakima Valley
                    Memorial Hospital Assoc.)(1)                              5.250          12/01/2020         86,889
           145,000  WA Health Care Facilities Authority (Yakima Valley
                    Memorial Hospital Assoc.)(1)                              5.375          12/01/2027        138,239
            10,000  WA HFC (Nickerson Area Properties)(1)                     5.250          01/01/2023          8,901
            25,000  WA Tobacco Settlement Authority (TASC)(1)                 6.625          06/01/2032         25,314
            80,000  White Salmon, WA Water & Sewer(1)                         6.000          07/01/2015         80,194
                                                                                                           -----------
                                                                                                            66,647,668

                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
       AMOUNT                                                                 COUPON          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA-0.2%
$          920,000  Brooke County, WV (Bethany College)(1)                    6.500%         10/01/2031  $      953,341
         1,750,000  Brooke County, WV (Bethany College)(1)                    6.750          10/01/2037       1,815,870
           500,000  Wheeling, WV Tax Increment
                    (Stone Building Renovation)(1)                            5.200          06/01/2025         420,035
         1,500,000  Wheeling, WV Tax Increment
                    (Stone Building Renovation)(1)                            5.500          06/01/2033       1,189,605
                                                                                                         --------------
                                                                                                              4,378,851
WISCONSIN-1.3%
         1,750,000  Sokaogon, WI Chippewa Community (Gaming)(3)               7.000          01/01/2026       1,015,560
         5,000,000  WI GO(1)                                                  6.000          05/01/2036       5,602,900
           350,000  WI H&EFA (Beloit College)(1)                              6.125          06/01/2035         352,415
           350,000  WI H&EFA (Beloit College)(1)                              6.125          06/01/2039         351,390
             5,000  WI H&EFA (Froedert & Community)(1)                        5.375          10/01/2030           5,038
           280,000  WI H&EFA (Kenosha Hospital & Medical Center)(1)           5.625          05/15/2029         280,090
            25,000  WI H&EFA (Marshfield Clinic)(1)                           6.000          02/15/2025          25,052
         2,140,000  WI H&EFA (Richland Hospital)(1)                           5.375          06/01/2028       1,876,031
        17,260,000  WI H&EFA (SSM Health Care Corp.)(1)                       5.250          06/01/2034      17,672,272
           650,000  WI Public Finance Authority
                    (Thomas Jefferson Classical Academy)(1)                   7.125          07/01/2042         660,556
                                                                                                         --------------
                                                                                                             27,841,304
                                                                                                         --------------
Total Municipal Bonds and Notes (Cost $2,863,131,248)                                                     2,467,565,552
CORPORATE BONDS AND NOTES-0.0%
            88,362  Delta Air Lines, Inc., Sr. Unsec. Nts.(1,9)
                    (COST $87,478)                                            8.000          12/01/2015          84,423
TOTAL INVESTMENTS, AT VALUE (COST $2,863,218,726)-116.5%                                                  2,467,649,975
LIABILITIES IN EXCESS OF OTHER ASSETS-(16.5)                                                               (349,099,585)
                                                                                                         --------------
NET ASSETS-100.0%                                                                                        $2,118,550,390
                                                                                                         ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

7. Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

8. Restricted security. The aggregate value of restricted securities as of October 31, 2011 was $295, which represents less than 0.005% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:


                                                                         UNREALIZED
SECURITY                                ACQUISITION DATE  COST   VALUE   APPRECIATION
--------------------------------------------------------------------------------------
IL Finance Authority (Monarch Landing)           6/11/09  $   -  $   21  $          21

IL Finance Authority (Monarch Landing)           6/11/09      -      36             36

IL Finance Authority (Sedgebrook)                6/11/09      -      38             38

IL Finance Authority (Sedgebrook)         5/5/09-6/12/09      -     100            100

IL Finance Authority (Sedgebrook)        6/11/09-6/12/09      -     100            100
                                                          -----  ------  -------------
                                                          $   -  $  295  $         295
                                                          =====  ======  =============

                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

9. Received as a result of a corporate action.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                                                                LEVEL 3-
                                LEVEL 1-                    LEVEL 2-          SIGNIFICANT
                               UNADJUSTED               OTHER SIGNIFICANT     UNOBSERVABLE
                              QUOTED PRICES             OBSERVABLE INPUTS        INPUTS                VALUE
---------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                    $          -                   $ 20,120,003       $        -          $ 20,120,003
   Alaska                                -                     31,314,467                -            31,314,467
   Arizona                               -                     75,490,589                -            75,490,589
   Arkansas                              -                      2,178,194                -             2,178,194
   California                            -                    425,592,948                -           425,592,948
   Colorado                              -                     38,532,694                -            38,532,694
   Connecticut                           -                      5,107,769                -             5,107,769
   Delaware                              -                      5,710,619                -             5,710,619
   District of Columbia                  -                     11,732,581                -            11,732,581
   Florida                               -                    315,966,081        5,506,343           321,472,424
   Georgia                               -                     39,721,721                -            39,721,721
   Idaho                                 -                      5,554,413                -             5,554,413
   Illinois                              -                    281,851,558              295           281,851,853
   Indiana                               -                     52,440,927                -            52,440,927
   Iowa                                  -                     46,586,709                -            46,586,709
   Kansas                                -                      3,635,633                -             3,635,633
   Kentucky                              -                        185,230               10               185,240
   Louisiana                             -                     49,470,661                -            49,470,661
   Maine                                 -                      7,564,660                -             7,564,660
   Maryland                              -                      8,061,919                -             8,061,919
   Massachusetts                         -                      3,195,009                -             3,195,009
   Michigan                              -                     55,626,269                -            55,626,269
   Minnesota                             -                     13,096,670                -            13,096,670
   Mississippi                           -                      5,324,162                -             5,324,162
   Missouri                              -                     67,860,577                -            67,860,577
   Montana                               -                      8,407,758                -             8,407,758
   Nebraska                              -                      5,435,711                -             5,435,711
   Nevada                                -                     67,869,252                -            67,869,252
   New Hampshire                         -                     62,765,549                -            62,765,549
   New Jersey                            -                     61,640,814                -            61,640,814
   New Mexico                            -                     12,833,892                -            12,833,892
   New York                              -                     91,139,577                -            91,139,577
   North Carolina                        -                        514,445                -               514,445
   North Dakota                          -                         40,113                -                40,113

                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                                 LEVEL 3-
                                LEVEL 1-                     LEVEL 2-          SIGNIFICANT
                               UNADJUSTED               OTHER SIGNIFICANT     UNOBSERVABLE
                              QUOTED PRICES             OBSERVABLE INPUTS         INPUTS                VALUE
----------------------------------------------------------------------------------------------------------------
   Ohio                                  -                    133,295,057                -           133,295,057
   Oklahoma                              -                      3,183,656                -             3,183,656
   Oregon                                -                        983,958                -               983,958
   Pennsylvania                          -                     24,762,703                -            24,762,703
   Rhode Island                          -                      5,917,123                -             5,917,123
   South Carolina                        -                     25,980,916                -            25,980,916
   South Dakota                          -                        137,588                -               137,588
   Tennessee                             -                     10,015,216                -            10,015,216
   Texas                                 -                    179,989,962                -           179,989,962
   U.S. Possessions                      -                     53,560,608                -            53,560,608
   Utah                                  -                      1,601,364                -             1,601,364
   Vermont                               -                        782,927                -               782,927
   Virginia                              -                     40,410,829                -            40,410,829
   Washington                            -                     66,647,668                -            66,647,668
   West Virginia                         -                      4,378,851                -             4,378,851
   Wisconsin                             -                     27,841,304                -            27,841,304
Corporate Bonds and Notes                -                         84,423                -                84,423
                              ------------               ----------------    -------------        --------------
Total Assets                  $          -               $  2,462,143,327    $   5,506,648        $2,467,649,975
                              ------------               ----------------    -------------        --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ARC            Assoc. of Retarded Citizens
AUS            Allegheny United Hospital
BCCC           Botsford Continuing Care Corp.
BGH            Botsford General Hospital
CDA            Communities Devel. Authority
CECS           Carden Elementary Charter School
CEMS           Community Emergency Medical Services
CFGH           Central Florida Group Homes
CHHC           Community Health & Home Care
COP            Certificates of Participation
DA             Dormitory Authority
DKH            Day Kimball Hospital
DRIVERS        Derivative inverse Tax Exempt Receipts
EDA            Economic Devel. Authority
EDC            Economic Devel. Corp.
EDFA           Economic Devel. Finance Authority
EF&CD          Environmental Facilities and Community Devel.
EICS           E-Institute Charter School
EMH            Elmhurst Memorial Hospital
EMHH           Elmhurst Memorial Home Health
EMHS           Elmhurst Memorial Health System
FHA            Federal Housing Agency/Authority
FHS            Freeman Health System
FNH            Freeman Neosho Hospital
FRS            Family Rehabilitation Services (Hancock Manor)
GO             General Obligation
H&EFA          Health and Educational Facilities Authority
H&EFB          Health and Educational Facilities Board

                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

H&HEFA         Hospitals and Higher Education Facilities Authority
HDC            Housing Devel. Corp.
HE&HFA         Higher Education and Health Facilities Authority
HEFA           Higher Education Facilities Authority
HFA            Housing Finance Agency
HFC            Housing Finance Corp.
HFDC           Health Facilities Devel. Corp.
HNE            Healthnet of New England
HUHS           Hahnemann University Hospital System
IDA            Industrial Devel. Agency
MCP            Medical College Of Pennsylvania
M-S-R          Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA            Metropolitan Transportation Authority
NYC            New York City
NYS            New York State
OHC            Oakwood Hospital Corp.
OLOLMC         Our Lady of Lake Medical Center
OLOLRMC        Our Lady of Lourdes Regional Medical Center
OPSU           Oklahoma Panhandle State University
OUH            Oakwood United Hospitals
ROLs           Residual Option Longs
SJHCN          St. Joseph Home Care Network
SJHE           St. Joseph Hospital of Eureka
SJHO           St. Joseph Hospital of Orange
SJHS           St. Joseph Health System
TASC           Tobacco Settlement Asset-Backed Bonds
TAT            The Academy of Tuscson
TC             Travis Corp. (People Care)
UC             United Care
UDC            Urban Devel. Corp.
VC             VinFen Corp.
VCS            VinFen Clinical Services
YMCA           Young Men's Christian Assoc.
ZHCC           Zieger Health Care Corp.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is

                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $355,470,000 as of October 31, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the

                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2011, municipal bond holdings with a value of $578,389,539 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $355,470,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 31, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                                 MATURITY
 PRINCIPAL AMOUNT                     INVERSE FLOATER(1)                       COUPON RATE (2)    DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------
$       2,000,000    AK HFC ROLs                                                      15.401%     12/1/33   $ 2,003,200
        5,000,000    CA Dept. of Veterans Affairs Home Purchase ROLs(3)               10.222      12/1/23     5,078,450
        6,670,000    CA Health Facilities Financing Authority (Sutter
                     Health/California Pacific Medical Center Obligated
                     Group) DRIVERS                                                   12.015     11/15/46     6,689,543
        5,000,000    CA Health Facilities Financing Authority ROLs(3)                 17.728       7/1/39     5,872,800
        3,000,000    Chicago, IL Park District (Harbor Facilities) DRIVERS(3)          8.280       1/1/37     3,327,660
        5,000,000    Chicago, IL Park District (Harbor Facilities) DRIVERS(3)          8.280       1/1/40     5,515,400
        3,750,000    Clark County, NV Airport ROLs(3)                                 17.278       7/1/42     4,854,300
        5,000,000    Clark County, NV Water Reclamation District DRIVERS              15.762       7/1/38     6,195,000
       10,000,000    East Bay, CA Municipal Utility District
                     (Water System) ROLs(3)                                            8.031       6/1/36    11,493,000
        3,480,000    FL COP (Dept. of Management Services) DRIVERS                    12.008       8/1/28     4,199,838
        4,000,000    Greater Orlando, FL Aviation Authority ROLs(3)                   15.121      10/1/32     4,480,960
        4,000,000    Houston, TX Airport System ROLs(3)                               16.859       7/1/39     5,011,040
        5,000,000    IL Finance Authority (Northwestern
                     Memorial Hospital) DRIVERS                                       18.361      8/15/39     6,930,600
        3,750,000    IL Finance Authority ROLs                                        15.690      5/15/29     3,521,700
       12,500,000    IL Metropolitan Pier & Exposition Authority ROLs(3)               8.415      6/15/50    12,644,750
        7,500,000    IL Metropolitan Pier & Exposition Authority ROLs(3)               8.899      6/15/50     7,845,150
        3,650,000    MI Hospital Finance Authority ROLs(3)                            18.432      12/1/23     5,677,064
       11,000,000    NH H&EFA (LRG Healthcare) DRIVERS                                 8.713      10/1/34    12,248,060
        5,250,000    NH H&EFA ROLs(3)                                                 22.043       4/1/38     9,089,220
        3,000,000    North Central Texas HFDC (Children's
                     Medical Center) DRIVERS                                          17.495      8/15/39     3,704,640
        9,540,000    NY Triborough Bridge & Tunnel Authority ROLs(3)                   7.971     11/15/37    10,748,909
        4,920,000    NYC GO DRIVERS                                                   16.183       4/1/36     6,846,278
       10,000,000    NYC Municipal Water Finance Authority ROLs(3)                     8.031      6/15/36    10,848,400
        2,500,000    Orange County, FL School Board ROLs(3)                           16.619       8/1/34     3,117,200
        3,100,000    Pima County, AZ IDA (Metro Police Facility) DRIVERS              15.985       7/1/39     3,435,916
        4,000,000    Tarrant County, TX Cultural Education
                     Facilities Finance Corp. ROLs(3)                                 19.016     11/15/29     5,810,560
       22,000,000    TX Municipal Gas Acquisition & Supply Corp. ROLs(3)              10.406     12/15/26    25,117,840

                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                                                  MATURITY
PRINCIPAL AMOUNT                       INVERSE FLOATER(1)                         COUPON RATE (2)   DATE        VALUE
------------------------------------------------------------------------------------------------------------------------
 2,625,000        University of California (Regents Medical Center) DRIVERS               14.896   5/15/37     2,981,055
 3,000,000        University of Illinois (Auxiliary Facilities Systems)
                  DRIVERS                                                                 17.495    4/1/38     3,956,160
 7,500,000        WA Austin Trust Various States Inverse Certificates                      8.238   10/1/33     8,179,050
11,265,000        WA Health Care Facilities Authority (Catholic
                  Health Initiatives)(3)                                                  14.927   10/1/36    15,495,796
                                                                                                            ------------
                                                                                                            $222,919,539
                                                                                                            ============

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $219,510,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2011 is as follows:

Cost                                $156,497,653
Market Value                        $ 64,601,315
Market Value as a % of Net Assets           3.05%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 31, 2011, securities with an aggregate market value of $1,790,948, representing 0.08% of the Fund's net assets, were subject to these forbearance agreements and there were no interest and principal payments owed to the Fund under these agreements.

RESTRICTED SECURITIES

As of October 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

Federal tax cost of securities  $   2,523,773,886(1)
                                =================
Gross unrealized appreciation       $ 106,563,540
Gross unrealized depreciation        (515,737,186)
                                -----------------
Net unrealized depreciation        $ (409,173,646)
                                =================

----------
1. The Federal tax cost of securities does not include cost of $353,049,735, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/12/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/12/2011